    As filed with the Securities and Exchange Commission on November 30, 1999
                                                      1933 Act File No. 02-42722
                                                     1940 Act File No. 811-02258

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [x]
                         POST-EFFECTIVE AMENDMENT NO. 47    [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [x]
                                AMENDMENT NO. 24            [x]

                        EATON VANCE INCOME FUND OF BOSTON
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[x] on  December  1, 1999  pursuant  to  paragraph  (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after  filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOGO
         Investing
           for the
              21st
        Century(R)





                                   Eaton Vance
                                  Income Fund
                                   of Boston





              A diversified mutual fund seeking high current income


                                Prospectus Dated
                                December 1, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




Information in this prospectus
                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2       Sales Charges           6
Investment Objectives & Principal                   Redeeming Shares        7
  Policies and Risks                        4       Shareholder Account
Management and Organization                 5        Features               8
Valuing Shares                              5       Tax Information         9
Purchasing Shares                           6       Financial Highlights    10
-------------------------------------------------------------------------------




 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The primary investment objective of Eaton Vance Income Fund of Boston is to provide as much current income as possible. To do so, the Fund invests primarily in high yield, high risk corporate bonds (so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital.


The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Fund may invest in a wide variety of other income-producing debt securities, as well as preferred stocks that pay dividends. Some debt securities acquired by the Fund do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Fund will generally hold well in excess of 100 securities, which helps reduce investment risk. The Fund may invest a portion of its assets in foreign securities, and may hedge currency fluctuations by entering forward foreign currency contracts.

The Fund's investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser's staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. The portfolio manager attempts to improve yield and preserve and enhance principal value through timely trading. The portfolio manager also considers the relative value of securities in the marketplace in making investment decisions.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade bonds, which are predominantly speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a security may lose significant value before a default occurs.

The value of Fund shares may also decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares could be adversely affected by changes in currency exchange rates and by political and economic developments abroad. Forward foreign currency contracts also involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default. The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance including a comparision of the Fund's performance to the performance of a national index of corporate obligations. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. These returns are for each calendar year through December 31, 1998 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.



4.2%   -15.5%    42.8%     18.3%     18.0%     -1.3%     15.3%     13.7%     16.3%     2.9%
1989    1990     1991      1992      1993       1994     1995      1996      1997      1998


The Fund's highest quarterly total return was 11.90% for the quarter ended March 31, 1991, and its lowest quarterly total return was -8.35% for the quarter ended September 30, 1990. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to September 30, 1999) was 7.45%. For the thirty-day period ended September 30, 1999, the yield of the Fund was 9.26%.


                                                            One         Five             Ten
 Average Annual Total Return as of December 31, 1998       Year         Years           Years
---------------------------------------------------------------------------------------------
 Fund Shares                                              -1.95%        8.08%           9.08%
 C.S. First Boston High Yield Bond Index                   0.58%        8.16%          10.74%


These returns reflect the maximum sales charge (4.75%). The C.S. First Boston High Yield Bond Index is an unmanaged index of corporate bonds. Investors cannot invest directly in an index. (Source for C.S. First Boston High Yield Bond Index returns: C.S. First Boston)


FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares.



 Shareholder Fees
 (fees paid directly from your investment)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)(as a percentage of offering price)                        4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset
  value at time of purchase or time of redemption)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                       None
Redemption Fee (as a percentage of amount redeemed)*                                  1.00%
Exchange Fee                                                                          None


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
-------------------------------------------------------------
Management Fees                                      0.625%
Other Expenses**                                     0.485%
                                                     ------
Total Annual Fund Operating Expenses                 1.110%


* Effective for shares purchased on or after February 1, 2000 and redeemed within three months of purchase.
** Other Expenses includes service fees of 0.25%.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     1  Year         3 Years         5 Years              10 Years
------------------------------------------------------------------
      $583*            $811           $1,058              $1,762


* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares purchased on or after February 1, 2000 and redeemed within three months of purchase.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The Fund's primary investment objective is to provide as much current income as possible. In seeking this objective, the Fund currently invests primarily in high yield, high risk corporate bonds which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") and lower than BBB by Standard & Poor's Ratings Group ("S&P")) or are unrated and of comparable quality. The Fund also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital, as secondary objectives. The Fund's investment objectives and certain policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objectives to shareholders for approval.

The Fund may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Fund may be required to retain legal counsel and/or a financial adviser. This may increase the Fund's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the Fund reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Fund may have difficulties determining the fair market value of such securities.

Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Fund's objectives depends more on the investment adviser's judgment and analytical abilities than would be the case if the Fund invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, the Fund may invest up to 25% of its assets in any one industry, which may expose the Fund to unique risks of that industry.

The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

The Fund may invest up to 25% of total assets in foreign securities. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. The portfolio manager may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Fund to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Fund.

The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities can be expected to decline. Other economic factors (such as a large downward movement in stock prices) can also adversely impact the high yield bond market. Rating downgrades of securities held by the Fund may reduce their value.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.


Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or shareholders. The Year 2000 concern may also adversely impact issuers of obligations held by the Fund and the markets in which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $40 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides related office facilities and personnel. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Fund throughout the month. For the fiscal year ended September 30, 1999, the Fund paid Eaton Vance advisory fees equivalent to 0.625% of its average daily net assets.

Michael Weilheimer is the portfolio manager of the Fund (since January 1, 1996). He also manages other Eaton Vance portfolios. Prior to assuming management of the Portfolio, Mr. Weilheimer was a senior analyst in the Eaton Vance high yield bond group. He is a Vice President of Eaton Vance.

The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance may purchase and sell securities (including securities held by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

ORGANIZATION. The Fund is a series of a Massachusetts business trust. The Fund offers multiple classes of shares. Each class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The shares offered by this prospectus are Class A shares. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value (plus a sales charge). Most debt securities are valued by an independent pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Fund shares is the net asset value plus a sales charge.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                                   Sales Charge          Sales Charge          Dealer Commission
                                                 as Percentage of     as percentage of Net     as a Percentage of
 Amount of Purchase                               Offering Price        Amount Invested          Offering Price
-----------------------------------------------------------------------------------------------------------------
 Less than $25,000                                     4.75%               4.99%                    4.50%
 $25,000 but less than $100,000                        4.50%               4.71%                    4.25%
 $100,000 but less than $250,000                       3.75%               3.90%                    3.50%
 $250,000 but less than $500,000                       3.00%               3.09%                    2.75%
 $500,000 but less than $1,000,000                     2.00%               2.04%                    2.00%
 $1,000,000 or more                                    0.00*               0.00*                    See Below


* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.


The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares to certain tax-deferred retirement plans.

Fund shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges on purchases of Fund shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. See the account application for details.

Fund shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in shares of the Fund (or in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

SERVICE FEES. The Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually.


REDEEMING SHARES

You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                     You can redeem up to $50,000 by calling the
                                   transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m.
                                   (eastern time). Proceeds of a telephone
                                   redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment Dealer     Your investment dealer is responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.


For shares purchased on or after February 1, 2000, redemptions (including exchanges) made within three months of purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares acquired as the result of reinvesting distributions and those held by 401(k) plans or in proprietary fee-based advisory programs sponsored by broker-dealers are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld and any applicable CDSC and/or redemption fee. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R)for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  .Full Reinvest Option     Dividends and capital gains are reinvested in
                            additional shares.  This option will be assigned if
                            you do not specify an option.
  .Partial Reinvest Option  Dividends are paid in cash and capital gains are reinvested in additional shares.
  .Cash Option              Dividends and capital gains are paid in cash.
  .Exchange Option          Dividends and/or capital gains are reinvested in
                            additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

     .Annual and Semi-Annual  Reports,  containing  performance  information and financial statements.
      .Periodic account  statements,  showing  recent  activity  and total share balance.
      .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
      .Special notices about significant events affecting your Fund.


WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


TAX-SHELTERED RETIREMENT PLANS. Fund are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


EXCHANGE PRIVILEGE. You may exchange your Fund shares for Class A shares of another Eaton Vance fund. Fund shares may also be exchanged for the Fund's Institutional Shares, subject to the terms and conditions for investing in those shares. Exchanges are generally made at net asset value. If you hold Fund shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.


TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.


ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed once annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Distributions will generally be taxable to shareholders as ordinary income.


Distributions of any long-term capital gains are taxable as long-term gains. A portion of the Fund's distributions may be eligible for the corporate dividends-received deduction. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                      YEAR ENDED SEPTEMBER 30,
-------------------------------------------------------------------------------
                          1999       1998       1997       1996        1995
-------------------------------------------------------------------------------
  Net asset value -
  Beginning of year     $   8.03   $   8.70   $   8.12   $   7.92    $   7.90
                        --------   --------   --------   --------    --------
  Income (loss) from
  operations
  Net investment
  income                $   0.83   $   0.81   $   0.79   $   0.80    $   0.82
  Net realized and
  unrealized gain
  (loss)                    0.11      (0.70)      0.57       0.21        0.02
                        --------   --------   --------   --------    --------
  Total income (loss)
  from operations       $   0.94   $   0.11   $   1.36   $   1.01    $   0.84
                        --------   --------   --------   --------    --------
  Less distributions
  From net investment
  income                $  (0.81)  $  (0.78)  $  (0.77)  $  (0.80)   $  (0.82)
  In excess of net
  investment income           --         --      (0.01)     (0.01)         --
                        --------   --------   --------   --------    --------
  Total distributions   $  (0.81)  $  (0.78)  $  (0.78)  $  (0.81)   $  (0.82)
                        --------   --------   --------   --------    --------
  Net asset value -
  End of year           $   8.16   $   8.03   $   8.70   $   8.12    $   7.92
                        --------   --------   --------   --------    --------
  Total return(1)          11.97%      0.98%     17.68%     13.41%      11.25%
  Ratios/Supplemental
  Data:
  Net assets, end of
  year (000's omitted)  $331,130   $224,960   $207,522   $143,844    $106,414
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses                 1.01%      1.04%      1.05%      1.07%       1.09%
   Net investment
    income                  9.97%      9.22%      9.32%      9.96%      10.50%
  Portfolio turnover         132%       141%       105%        81%         84%


(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

   LOGO
         Investing
           for the
              21st
        Century(R)


More Information
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the public reference room); on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference room in Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov.


     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
     ---------------------------------------------------------------------------


                       First Data Investor Services Group
                                  P.O. Box 5123
                           Westborough, MA 01581-5123
                                 1-800-262-1122



The Fund's SEC File No. is 811-2258                               IBP

  LOGO
          Investing
            for the
               21st
         Century(R)





                                   Eaton Vance
                             Income Fund of Boston

                              Institutional Shares

              A diversified mutual fund seeking high current income


                                Prospectus Dated
                                December 1, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                           Page                           Page
-------------------------------------------------------------------------------
Fund Summary                                2      Redeeming Shares         6
Investment Objectives & Principal                  Shareholder Account
 Policies and Risks                         4       Features                7
Management and Organization                 5      Tax Information          7
Valuing Shares                              5      Financial Highlights     8
Purchasing Shares                           6
-------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES. The primary investment objective of Eaton Vance Income Fund of Boston is to provide as much current income as possible. To do so, the Fund invests primarily in high yield, high risk corporate bonds (so-called "junk bonds"). Secondary purposes of the Fund are to provide reasonable preservation of capital to the extent attainable from such bonds, and growth of income and capital.


The Fund invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Fund may invest in a wide variety of other income-producing debt securities, as well as preferred stocks that pay dividends. Some debt securities acquired by the Fund do not pay current income or do not make regular interest payments, while others may pay interest in the form of additional debt securities. The Fund will generally hold well in excess of 100 securities, which helps reduce investment risk. The Fund may invest a portion of its assets in foreign securities, and may hedge currency fluctuations by entering forward foreign currency contracts.

The Fund's investments are actively managed and securities may be bought and sold on a daily basis. The investment adviser's staff monitors the credit quality of securities held by the Fund and other securities available to the Fund. The portfolio manager attempts to improve yield and preserve and enhance principal value through timely trading. The portfolio manager also considers the relative value of securities in the marketplace in making investment decisions.

PRINCIPAL RISK FACTORS. The Fund invests primarily in below investment grade bonds, which are predominantly speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a security may lose significant value before a default occurs.

The value of Fund shares may also decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares could be adversely affected by changes in currency exchange rates and by political and economic developments abroad. Forward foreign currency contracts also involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default. The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.


The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the investment performance of another class of shares of Eaton Vance Income Fund of Boston. These shares (the "Retail Shares")are distributed through retail distribution channels and are subject to higher expenses than Institutional Shares. The returns are adjusted to eliminate the Retail Shares' sales charge, but they are not adjusted to reflect other differences in expenses. The returns in the bar chart and the table are for each calendar year of the Retail Shares' operations through December 31, 1998. The table below also contains a comparison of the Retail Shares' performance to the performance of an index of corporate bonds. Although past performance is no guarantee of future results, the Retail Shares' performance demonstrates the risk that the value of your investment will change.

          Annual Total Returns of the Retail Shares of the Fund


4.2%      -15.5%    42.8%     18.3%     18.0%     -1.3%     15.3%     13.7%     16.3%     2.9%
1989       1990     1991      1992      1993       1994     1995      1996      1997      1998


The Retail Shares' highest quarterly total return was 11.90% for the quarter ended March 31, 1991, and their lowest quarterly total return was -8.35% for the quarter ended September 30, 1990. The Retail Shares' year-to-date total return through the end of the most recent calendar quarter (December 31, 1998 to September 30, 1999) was 7.45%. For the thirty-day period ended September 30, 1999, the yield of the Fund's Institutional Shares was 9.87%.

                                                                     One           Five            Ten
  Average Annual Total Return as of December 31, 1998                Year         Years           Years
-------------------------------------------------------------------------------------------------------
  Retail Shares                                                     2.90%         9.14%          10.52%
  C.S. First Boston High Yield Bond Index                           0.58%         8.16%          10.74%

The C.S. First Boston High Yield Bond Index is an unmanaged index of corporate bonds. Investors cannot invest directly in an index. (Source for C.S. First Boston High Yield Bond Index returns: C.S. First Boston)


FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares.


 Shareholder Fees
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering
  price)                                                              None
 Maximum Deferred Sales Charge (Load) (as a percentage of
  the lower of net asset value at time of purchase or time
  of redemption)                                                      None
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions      None
 Redemption Fee (as a percentage of amount redeemed)*                 1.00%
 Exchange Fee                                                         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
-------------------------------------------------------------
 Management Fees                                      0.625%
 Other Expenses**                                     0.235%
                                                      ------
 Total Annual Fund Operating Expenses                 0.860%


* Effective for shares purchased on or after February 1, 2000 and redeemed within three months of purchase.
**   Other Expenses is estimated.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 Year                  3 Years
--------------------------------------------------------------------------------
        Institutional Shares                  $88*                     $274


* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares purchased on or after February 1, 2000 and redeemed within three months of purchase.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The Fund's primary investment objective is to provide as much current income as possible. In seeking this objective, the Fund currently invests primarily in high yield, high risk corporate bonds which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") and lower than BBB by Standard & Poor's Ratings Group ("S&P")) or are unrated and of comparable quality. The Fund also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital, as secondary objectives. The Fund's investment objectives and certain policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in the objectives to shareholders for approval.

The Fund may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Fund may be required to retain legal counsel and/or a financial adviser. This may increase the Fund's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the Fund reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Fund may have difficulties determining the fair market value of such securities.

Although the investment adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Fund's objectives depends more on the investment adviser's judgment and analytical abilities than would be the case if the Fund invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, the Fund may invest up to 25% of its assets in any one industry, which may expose the Fund to unique risks of that industry.

The Fund may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

The Fund may invest up to 25% of total assets in foreign securities. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. The portfolio manager may use forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Fund to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Fund.

The value of Fund shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing portfolio securities can be expected to decline. Other economic factors (such as a large downward movement in stock prices) can also adversely impact the high yield bond market. Rating downgrades of securities held by the Fund may reduce their value.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets.


Like most mutual funds, the Fund relies on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund or shareholders. The Year 2000 concern may also adversely impact issuers of obligations held by the Fund and the markets in which these securities trade. The foregoing statement is subject to the Year 2000 Information and Readiness Disclosure Act, which may protect Eaton Vance and the Fund from liability arising from the statement.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Fund's investment adviser is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $40 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund and provides related office facilities and personnel. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Fund throughout the month. For the fiscal year ended September 30, 1999, the Fund paid Eaton Vance advisory fees equivalent to 0.625% of its average daily net assets.

Michael Weilheimer is the portfolio manager of the Fund (since January 1, 1996). He also manages other Eaton Vance portfolios. Prior to assuming management of the Portfolio, Mr. Weilheimer was a senior analyst in the Eaton Vance high yield bond group. He is a Vice President of Eaton Vance.

The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance may purchase and sell securities (including securities held by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

ORGANIZATION. The Fund is a series of a Massachusetts business trust. The Fund offers multiple classes of shares. Each class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of shares is their net asset value. Most debt securities are valued by an independent pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

Institutional Shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Institutional Shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

     Boston Safe Deposit & Trust Co.
     ABA #811001234
     Account #080411
     Further Credit Eaton Vance Income Fund of Boston - Institutional Shares -
       Fund #431
     A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

REDEEMING SHARES

You can redeem shares in one of two ways:
  By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 7604) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

  Through an Investment Dealer     Your investment dealer is responsible for
                                   transmitting the order promptly. A dealer may charge a fee for this service.


For shares purchased on or after February 1, 2000, redemptions (including exchanges) made within three months of purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares acquired as the result of reinvesting distributions and those held by 401(k) plans or in proprietary fee-based advisory programs sponsored by broker-dealers are not subject to the redemption fee.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld and any applicable redemption fee. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.


SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:


  .Full Reinvest Option     Dividends and capital gains are reinvested in
                            additional shares. This option will be assigned if
                            you do not specify an option.
  .Partial Reinvest Option  Dividends are paid in cash and capital gains are reinvested in additional shares.
  .Cash Option              Dividends and capital gains are paid in cash.


INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

 .Annual  and  Semi-Annual  Reports,   containing  performance   information  and
     financial statements.
 .Periodic account statements, showing recent activity and total share balance. .Form 1099 and tax information needed to prepare your income tax returns.
 .Proxy materials, in the event a shareholder vote is required.
 .Special notices about significant events affecting your Fund.

EXCHANGE PRIVILEGE. You may exchange your Institutional Shares for other Eaton Vance Institutional Shares. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX-SHELTERED RETIREMENT PLANS. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed once annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Distributions will generally be taxable to shareholders as ordinary income.


Distributions of any long-term capital gains are taxable as long-term gains. A portion of the Fund's distributions may be eligible for the corporate dividends-received deduction. The Fund's distributions are taxable as described above whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                          PERIOD ENDED SEPTEMBER 30, 1999(1)
-------------------------------------------------------------------------------
  Net asset value - Beginning of year                  $10.00
                                                       ------
  Income (loss) from operations
  Net investment income                                $ 0.25
  Net realized and unrealized loss                      (0.29)(2)
                                                       ------
  Total income (loss) from operations                  $(0.04)
                                                       ------
  Less distributions
  From net investment income                           $(0.25)
                                                       ------
  Total distributions                                  $(0.25)
                                                       ------
  Net asset value - End of year                        $ 9.71
                                                       ------
  Total return(3)                                       (0.44)%
  Ratios/Supplemental Data:
  Net assets, end of year (000's
  omitted)                                             $  233
  Ratios (as percentage of average
  daily net assets):
   Expenses                                              0.89%(4)
   Net investment income                                10.12%(4)
  Portfolio turnover                                      132%

(1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund Shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4)  Annualized.

  LOGO
        Investing
          for the
             21st
       Century(R)




MORE INFORMATION
--------------------------------------------------------------------------------

          ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


          You will find and may copy information about the Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the public reference room); on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference room in Washington, DC 20549-0102 or by electronic mail at publicinfo@sec.gov.


          ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
          ----------------------------------------------------------------------


                       First Data Investor Services Group
                                  P.O. Box 5123
                           WESTBOROUGH, MA 01581-5123
                                 1-800-262-1122


The Fund's SEC File No. is 811-2258                               IIBP

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        December 1, 1999

                      EATON VANCE INCOME FUND OF BOSTON
                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265


    This Statement of Additional Information ("SAI") provides general information about the Fund. Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the prospectus. This SAI contains additional information about:


                                                                            Page
    Strategies and Risks ..................................................    2
    Investment Restrictions ...............................................    7
    Management and Organization ...........................................    8
    Investment Advisory Services ..........................................   10
    Other Service Providers ...............................................   11
    Purchasing and Redeeming Shares .......................................   11
    Sales Charges .........................................................   13
    Performance ...........................................................   14
    Certain Holders of Fund Shares ........................................   16
    Taxes .................................................................   16
    Portfolio Security Transactions .......................................   18
    Financial Statements ..................................................   21
Appendices:
    A: Asset Composition Information ......................................  a-1
    B: Corporate Bond Ratings .............................................  b-1
--------------------------------------------------------------------------------

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED DECEMBER 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

    The Fund seeks to achieve its primary investment objective, as much current income as possible, by investing primarily in high-yielding, high risk, fixed-income securities. In addition to lower-rated bonds, the Fund may invest in higher-rated securities. A substantial portion of the Fund's portfolio will generally consist of fixed-income securities and dividend paying stocks. However, the Fund may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Fund's investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Fund will vary and may include a broad range of quality in rated and unrated debt securities, as described in the prospectus. The Fund does not invest in companies for the primary purpose of acquiring control or management thereof.

    The Fund may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

    The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

    Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


    The asset composition of the Fund is set forth in Appendix A and the corporate bond ratings are found in Appendix B.

FIXED-INCOME SECURITIES. Included in the fixed-income securities in which the Fund may invest are preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.


    The Fund may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds the Fund obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, the Fund will not assign any separate value to such right. The Fund may also purchase floating or variable rate obligations, which it would anticipate using as short-term investments pending longer term investment of its funds.

LOAN INTERESTS. A loan in which the Fund may acquire a loan interest (a "Loan Interest") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests.

    The Fund may also acquire Loan Interests under which the Fund derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Fund from the borrower. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

    The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The investment adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have privity with the borrower, those institutions from or through whom the Fund derives its rights in a loan (the "Intermediate Participants"). From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire such interests from the Fund or may be Intermediate Participants with respect to loans in which the Fund owns interests. Such banks may also act as Agents for loans in which the Fund owns interests.

    In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable loan agreement.

    A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.

    Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

    The Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. See Investment Restrictions (1) and (5) below. For purposes of these restrictions, the Fund generally will treat the borrower as the "issuer" of a Loan Interest held by the Fund. In the case of loan participations where the Agent or Intermediate Participant serves as financial intermediary between the Fund and the borrower, the Fund, in appropriate circumstances, will treat both the Agent or Intermediate Participant and the borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.


    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange ("Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Investments may include securities issued by companies in lesser-developed countries, which are sometimes referred to as "emerging markets". Such countries pose a heightened risk of nationalization or expropriation or confiscatory taxation, political, financial or social instability, armed conflict or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Investments in foreign securities are not expected to exceed 25% of total assets.

DERIVATIVE INSTRUMENTS. The Fund may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of the Fund's fixed income portfolio or as a substitute for the purchase or sale of securities or currencies. Options may be written to enhance income. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein. In addition, the Fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous.

    The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instruments, the assets underlying the derivative instrument and the Fund's assets. The risks associated with options and futures contracts are discussed at greater length below.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    At the maturity of a forward contract the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.


    The Fund will not enter into forward contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities (and anticipated income) held by the Fund or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. The Fund generally will not enter into a forward contract with a term of greater than one year.

OPTIONS ON SECURITIES. An options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

FUTURES CONTRACTS. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade.


    The Fund will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

    To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. The Fund did not engage in such transactions during the fiscal year ended September 30, 1999, and there is no assurance that it will engage in such transactions in the future.

ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS. Transactions involving when-issued securities, forward contracts, futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


INVESTMENT IN WARRANTS. The Fund may invest in warrants which have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from calls in that warrants are issued by the same issuer as the security which may be purchased on their exercise, whereas calls may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

RESTRICTED SECURITIES. The Fund may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    It may be difficult to sell such securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.


TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

DIVERSIFIED STATUS. The Fund is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of a single issuer (except U.S. Government obligations) and (2) the Fund may not own more than 10% of the outstanding voting securities of a single issuer which generally is inapplicable because debt obligations are not voting securities.

PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in the realization of substantial net short-term capital gains, which are taxable as ordinary income upon distribution to shareholders.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund.

    As a matter of fundamental policy, the Fund may not:


      (1) With respect to 75% of the total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;


      (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940 (the "1940 Act"). (The use of options and futures transactions and short sales may be deemed senior securities);

      (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

      (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933 (restricted securities);

      (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

      (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

      (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

      (8) Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.


    With respect to restriction (5), the Fund will construe the phrase "more than 25%" to be "25% or more".


    The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees without shareholder approval. The Fund will not:


      (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or

      (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time.


                         MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Fund, as defined in the 1940 Act by virtue of their affiliation with any one or more of Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

JAMES B. HAWKES (58), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee or officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


ROBERT GLUCK (71), Trustee
Management Consultant
Address: 6742 Via Regina, Boca Raton, Florida 33433


SAMUEL L. HAYES III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (64), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

MICHAEL W. WEILHEIMER (38), Vice President
Vice President of Eaton Vance and BMR. Officer of various other investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of Eaton Vance and BMR. Officer of various other investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (59), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (64), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (36), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


ERIC G. WOODBURY (42), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

    Messrs. Gluck and Hayes are members of the Special Committee of the Board of Trustees of the Fund. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the investment adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the investment adviser's organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Fund or the investment adviser.


    Messrs. Dwight and Gluck are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Fund.


    Trustees of the Eaton Vance fund complex (except Mr. Gluck) who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by an Eaton Vance fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund is not a participant in the Trustees' Plan. The Fund does not have a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Fund who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund. (The Trustees of the Fund who are members of the Eaton Vance organization receive no compensation from the Fund.) During the fiscal year ended September 30, 1999, the noninterested Trustees of the Fund earned the following compensation in their capacities as Trustees from the Fund and for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                              AGGREGATE      TOTAL COMPENSATION
                                            COMPENSATION       FROM FUND AND
NAME                                         FROM FUND          FUND COMPLEX
----                                        ------------     ------------------
Donald R. Dwight ........................    $  1,726            $160,000(2)
Robert Gluck ............................      10,000              10,000
Samuel L. Hayes, III ....................       1,836             170,000(3)
Norton H. Reamer ........................       1,709             160,000
------------
(1) As of December 1, 1999, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof. Mr. Gluck serves only on the Board of Trustees of the Fund.
(2) Includes $60,000 of deferred compensation.
(3) Includes $41,563 of deferred compensation.

ORGANIZATION. The Fund is a Massachusetts business trust, which is organized under Massachusetts law and is operated as an open-ended management investment company. Class I shares (referred to as "Institutional Shares") were established July 1, 1999, and are offered pursuant to a separate prospectus and SAI. Eaton Vance, pursuant to its agreement with the Fund, controls the use of the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. EVC may require the Fund to cease using such words in its name if EVC or Eaton Vance or any other subsidiary or affiliate of EVC ceases to act as investment manager of the Fund.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Fund's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Fund's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Fund, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Fund (or any series) or to make such other changes (such as reclassifying series or classes of shares or restructuring the Fund) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trustees are also authorized to issue shares in one or more series or classes thereof. Currently, the Trustees have only authorized issuance of shares of the Fund. The Trustees intend to submit to shareholders any proposal involving the merger of the Fund with an operating investment company unaffiliated with Eaton Vance. The Fund (or any series or class) may be terminated: (1) by the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Fund (or the appropriate series or class thereof) or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Fund (or series or class thereof), provided, however, that if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Fund (or series or class thereof) entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Fund (or series or class thereof) is not in the best interests of the Fund, (or such series or class) or of its respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Fund's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Fund's By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Fund's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    The Fund's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Fund is required to provide assistance in communicating with shareholders about such a meeting.

                         INVESTMENT ADVISORY SERVICES


    The Fund engages Eaton Vance as its investment adviser pursuant to an Investment Advisory Agreement (the "Agreement") originally made on May 22, 1989 and re-executed on November 1, 1990. Eaton Vance and its affiliates maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Under the Investment Advisory Agreement, Eaton Vance receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of average daily net assets of the Fund throughout the month. For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund paid Eaton Vance advisory fees of $1,718,739, $1,421,385 and $1,076,121, respectively.


    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually
(i) by the vote of a majority of the Trustees who are not interested persons of the Fund or of Eaton Vance cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty days written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purpose, holding or sale of any security.


INFORMATION ABOUT EATON VANCE. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance is a Massachusetts business trust, and EV is the trustee of Eaton Vance. The Directors of EV are James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer of EVC, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Fund (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement).


                           OTHER SERVICE PROVIDERS


PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares of the Fund under a Distribution Agreement with the Fund. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The distribution agreement is renewable annually by the Fund's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The principal underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "Purchasing Shares" in the Fund's current prospectus for the discount allowed to investment dealers on the sale of Fund shares. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The total sales charges paid in connection with the sale of shares of the Fund during the fiscal years ended September 30, 1999 and 1998, were $3,551,537 and $2,149,508, respectively, of which $3,351,902 and $2,031,897, respectively, was received by investment dealers and the balance of which was retained by the principal underwriter. The total sales charges paid in connection with the sale of shares of the Fund during the fiscal year ended September 30, 1997 was $1,781,179, all of which were received by investment dealers.


CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has the custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Fund have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares pursuant to a written Statement of Intention; or (2) purchases of Fund shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".


    In connection with employee benefit or other continous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Fund may, in its absolute discretion, suspend discontinue or limit the offering of shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, and the volume of sales and redemptions of shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                SALES CHARGES

    DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Fund shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers; to officers and employees of IBT and the transfer agent; to persons associated with law firms, accounting firms and consulting firms providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Fund shares may also be issued at net asset value (1) in connection with the merger of an investment company (or series or class thereof) with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Fund shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.


STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Fund shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Fund shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Fund shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

TAX-SHELTERED RETIREMENT PLANS: Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


SERVICE PLAN. The Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers ("NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan remains in effect from year to year, provided such continuance is approved by a vote of both a majority of (i) noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding shares of the Fund. The Plan was approved by the Trustees, including the Plan Trustees, on May 22, 1989.

    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


    During the fiscal year ended September 30, 1999, the Fund made service fee payments under the Plan aggregating $377,906, of which $324,653 was paid to investment dealers and the balance of which was retained by the Principal Underwriter.


                                 PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) the maximum sales charge is deducted from the initial $1,000 purchase order and (ii) that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the one-, five- and ten-year periods ended September 30, 1999.


                                                    VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                      VALUE OF          EXCLUDING SALES CHARGE          INCLUDING SALES CHARGE
   INVESTMENT        INVESTMENT      AMOUNT OF       INVESTMENT       --------------------------      --------------------------
     PERIOD             DATE        INVESTMENT*      ON 9/30/99       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
   ----------        ----------     -----------      ----------       ----------      ----------      ----------      ----------
10 Years Ended
9/30/99                9/30/89        $952.18        $2,604.78         173.56%          10.59%         160.48%          10.05%
5 Years Ended
9/30/99                9/30/94        $952.95        $1,599.65          67.86%          10.91%          59.96%           9.85%
1 Year Ended
9/30/99                9/30/98        $952.55        $1,066.57          11.97%          11.97%           6.66%           6.66%
------------

*Initial investment less the current maximum sales charge of 4.75%.


    Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

    Yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the Fund's dividends and interest earned during the period, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. Yield calculations assume a maximum sales charge equal to 4.75% of the public offering price. Actual yield may be affected by variations in sales charges on investments.

    Total return may be compared to relevant indices, such as the Consumer Price Index, and various domestic securities indices, which may be used in advertisements and in information furnished to present or prospective shareholders. The performance of the Fund and/or the high yield bond market may also be compared to the performance of comparable securities (such as Treasury bonds) or comparable mutual funds or mutual fund averages prepared by independent sources (such as Lipper, Inc., Wiesenberger and Morningstar, Inc.). Evaluations of the Fund's performance, comparative performance information, charts and/or other illustrations prepared by independent sources may also be used in advertisements and in information furnished to present or prospective shareholders.

    Information showing the effects of compounding interest (based on different investment amounts and hypothetical rates of return) may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders.

    Information, charts and illustrations showing comparative historical information of high-yielding bonds as represented by a relevant bond Index as compared to 10-year U.S. Treasury bonds may be used in advertisements and other material furnished to present or prospective shareholders. Rates are given for illustrative purposes only and are not meant to imply or predict actual results of an investment in the Fund.

    From time to time, information about the portfolio allocation, portfolio turnover and holdings (including ratings assigned by ratings agencies) of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  - cost associated with aging parents;
  - funding a college education (including its actual and estimated cost);
  - health care expenses (including actual and projected expenses);
  - long-term disabilities (including the availability of, and coverage provided by, disability insurance; and
  - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                        CERTAIN HOLDERS OF FUND SHARES


    As of November 1, 1999, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding Class A shares of the Fund. As of that same date, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 8.8% of the outstanding Class A shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Fund, no other person owned of record or beneficially 5% or more of the Fund's outstanding Class A shares as of such date.


                                    TAXES


    The Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net income and net short-term and long-term capital gains income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended September 30, 1999.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the capital gain net income (which is the excess of its realized capital gains over its realized capital losses generally computed on the basis of the one-year period ending on October 31 of such year), after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided the Fund qualifies as a RIC for federal income tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will, except for certain currency-related positions, generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish the Fund's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Fund losses, adjustments in the holding periods of Fund securities and conversion of short-term into long-term capital losses. The Fund may have to limit its activities in options, futures contracts and forward contracts in order to maintain its qualification as a RIC.

    The Fund's investment in zero coupon and deferred interest securities, payment in kind securities and any other securities with original issue discount (or market discount, if an election is made to include earned market discount in current income) will cause it to realize income prior to the receipt of cash payments with respect to these securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

    Investments in lower-rated or unrated securities may present special tax issues for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net investment income, the excess of net short-term capital gain over net long-term capital loss and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital losses carried forward from prior years) are taxable to shareholders as long-term capital gains whether received in cash or in additional shares and regardless of the length of time their shares of the Fund have been held. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The portion of distributions made by the Fund which are derived from dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporations. The dividends-received deduction for corporate shareholders is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, which must be satisfied separately for each dividend during a specified period. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and require current income recognition to the extent in excess of such basis. Distributions eligible for the dividends-received deduction may give rise to or increase a federal alternative minimum tax for corporations.

    Distributions of capital gains by the Fund reduce the net asset value of the Fund's shares. Should such a distribution reduce the net asset value below a shareholder's tax basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of a portion of the purchase price. Therefore, investors should consider the tax implications of buying shares immediately before a distribution of capital gains.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund at the close of any taxable year will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders any foreign taxes or associated tax credits or deductions for foreign taxes paid by the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency or currency derivatives and investment by the Fund in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to avoid imposition of a tax on the Fund.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other dispositon of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident; or (iii) the shareholder fails to provide, or renew after expiration, any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to the special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation, the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to Eaton Vance, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with the broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Fund often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the
performance of their investment responsibilities   ("Research Services") from
broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services, include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

    The Fund and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed by Eaton Vance in connection with its investment responsibilities. The investment companies sponsored by Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.


    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is in the opinion of the Trustees that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended September 30, 1999 and 1997, the Fund paid no brokerage commissions. For the fiscal year ended September 30, 1998, the Fund paid brokerage commissions of $1,513 on portfolio security transactions.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS & NOTES -- 83.9%
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Aerospace and Defense -- 0.7%
-----------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(1)                                 $ 1,100      $  1,111,000
Transdigm, Inc., 10.375%, 12/1/08                     1,300         1,254,500
-----------------------------------------------------------------------------
                                                                 $  2,365,500
-----------------------------------------------------------------------------
Apparel -- 1.0%
-----------------------------------------------------------------------------
Hosiery Corp. of America, Inc., Sr. Sub.
Notes, 13.75%, 8/1/02                               $ 1,700      $  1,768,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                      1,575         1,551,375
-----------------------------------------------------------------------------
                                                                 $  3,319,375
-----------------------------------------------------------------------------
Auto and Parts -- 1.8%
-----------------------------------------------------------------------------
Dura Operating Corp., Sr. Sub. Notes,
9.00%, 5/1/09(1)                          EUR         2,000      $  1,992,298
JL French Automotive Casting, Sr. Sub.
Notes, 11.50%, 6/1/09(1)                            $ 1,850         1,836,125
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                        2,550         2,173,875
-----------------------------------------------------------------------------
                                                                 $  6,002,298
-----------------------------------------------------------------------------
Broadcasting and Cable -- 11.2%
-----------------------------------------------------------------------------
ACME Television Services, Inc., 10.875%
(0% until 2000), 9/30/04                            $ 2,250      $  1,946,251
Avalon Cable Holdings, LLC, Sr. Disc.
Notes, 11.875% (0% until 2003), 12/1/08               2,850         1,838,250
Avalon Cable of Michigan LLC, Sr. Sub
Notes, 9.375%, 12/1/08                                  400           402,000
Charter Communication Holdings LLC, Sr.
Notes, 8.625% (0% until 2009), 4/1/09(1)                800           760,000
Charter Communication, Sr. Disc. Notes,
9.92% (0% until 2004), 4/1/11(1)                      4,200         2,520,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75% (0% until 2000),
12/15/05                                              1,000           897,500
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                      1,440         1,519,200
Golden Sky Systems, 12.375%, 8/1/06                   1,310         1,401,700
Golden Sky Systems, Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07(1)                     2,855         1,605,937
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10(1)                    2,812         1,602,840
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Broadcasting and Cable (continued)
-----------------------------------------------------------------------------
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                                  $ 2,100      $  2,005,500
NTL, Inc., 9.75% (0% until 2004),
4/15/09                                   GBP         2,000         2,074,842
NTL, Inc., Sr. Notes, 12.375%
(0% until 2003), 10/1/08                              3,000         2,047,500
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         3,473         3,637,967
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         1,200         1,316,834
RCN Corp., Sr. Disc. Notes, 9.80% (0%
until 2003), 2/15/08                                    750           451,875
RCN Corp., Sr. Disc. Notes, 11.125% (0%
until 2002), 10/15/07                                 1,250           812,500
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                2,200         1,284,250
Telewest Communication PLC, 9.875% (0%
until 2004), 4/15/09(1)                   GBP         5,000         5,104,770
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                          75            75,937
Telewest PLC, Debs., 11.00%
(0% until 2000), 10/1/07                              2,810         2,507,925
United International Holdings, Inc., Sr.
Disc. Notes, 10.75% (0% until 2003),
2/15/08                                               1,985         1,210,850
-----------------------------------------------------------------------------
                                                                 $ 37,024,428
-----------------------------------------------------------------------------
Business Services - Miscellaneous -- 4.0%
-----------------------------------------------------------------------------
Allied Waste, Sr. Sub Notes,
10.00%, 8/1/09(1)                                   $ 5,150      $  4,738,000
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                       2,450         1,243,375
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                          830           711,725
Cybernet Internet Service,
14.00%, 7/1/09(1)                                       800           804,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                       1,185           977,625
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                       1,400         1,295,000
Richmont Marketing Specialists,
10.125%, 12/15/07(1)                                  4,445         3,367,087
-----------------------------------------------------------------------------
                                                                 $ 13,136,812
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.9%
-----------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                              $ 1,000      $    900,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                              1,800         1,786,500
Neff Corp., 10.25%, 6/1/08                            1,950         1,940,250

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
-----------------------------------------------------------------------------
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                      $   850      $    845,750
SBA Communications Corp., Sr. Disc.
Notes, 12.00% (0% to 2003), 3/1/08                      900           486,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004),
4/15/09(1)                                              600           300,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                2,400         1,356,000
Unisite, Inc., Sub. Notes, 13.00%
(0% until 2000), 12/15/04(1)                          1,500         1,881,600
-----------------------------------------------------------------------------
                                                                 $  9,496,100
-----------------------------------------------------------------------------
Cable - Telecommunications -- 1.0%
-----------------------------------------------------------------------------
Insight Midwest, 9.75%, 10/1/09(1)                  $ 1,800      $  1,822,500
United Pan-Europe, Sr. Disc. Notes,
12.50% (0% until 2004), 8/1/09(1)                     2,600         1,475,500
-----------------------------------------------------------------------------
                                                                 $  3,298,000
-----------------------------------------------------------------------------
Chemicals -- 1.1%
-----------------------------------------------------------------------------
Lyondell Chemical Co., 9.625%, 5/1/07               $ 1,000      $    997,500
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                       2,650         2,676,500
-----------------------------------------------------------------------------
                                                                 $  3,674,000
-----------------------------------------------------------------------------
Consumer Products -- 1.9%
-----------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $ 1,120      $    879,200
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                       2,400         1,572,000
Head Holding GMBH, Sr. Notes,
10.75%, 7/15/06(1)                        EUR         2,500         2,650,182
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                      355           195,360
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes,
11.75%, 5/1/08                                        1,000           865,000
-----------------------------------------------------------------------------
                                                                 $  6,161,742
-----------------------------------------------------------------------------
Containers and Packaging -- 1.1%
-----------------------------------------------------------------------------
Consolidated Container Co. LLC, Sr. Sub.
Notes, 10.125%, 7/15/09(1)                          $   800      $    808,000
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                                   985           940,675
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Containers and Packaging (continued)
-----------------------------------------------------------------------------
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                      $ 1,800      $  1,984,500
-----------------------------------------------------------------------------
                                                                 $  3,733,175
-----------------------------------------------------------------------------
Drugs -- 0.7%
-----------------------------------------------------------------------------
Biovail Corp., Sr. Notes,
10.875%, 11/15/05                                   $   950      $    985,625
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                       1,250         1,293,750
-----------------------------------------------------------------------------
                                                                 $  2,279,375
-----------------------------------------------------------------------------
Electronic Equipment -- 2.5%
-----------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06(1)                                    $   100      $     99,750
Amkor Technologies, Inc., Sr. Sub Notes,
10.50%, 5/1/09(1)                                     4,200         4,105,500
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75% (0% until 2000), 8/1/07                 2,185         1,857,250
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                           900           778,500
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                        895           774,175
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                        840           709,800
-----------------------------------------------------------------------------
                                                                 $  8,324,975
-----------------------------------------------------------------------------
Entertainment -- 3.0%
-----------------------------------------------------------------------------
Cinemark USA, Sr. Sub. Notes,
9.625%, 8/1/08(1)                                   $ 2,500      $  2,162,500
Marvel Enterprise, Inc.,
12.00%, 6/15/09                                       1,400         1,281,000
Premier Parks, Inc., Sr. Disc. Notes,
10.00% (0% until 2003), 4/1/08                        1,400           896,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                        1,250         1,218,750
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                      2,860         1,901,900
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                         3,590         2,459,150
-----------------------------------------------------------------------------
                                                                 $  9,919,300
-----------------------------------------------------------------------------
Financial Services -- 0.4%
-----------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                 $ 1,600      $  1,448,000
-----------------------------------------------------------------------------
                                                                 $  1,448,000
-----------------------------------------------------------------------------
Foods -- 3.7%
-----------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                      $ 1,860      $  1,683,300

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Foods (continued)
-----------------------------------------------------------------------------
Cott Corp., Sr. Notes, 8.50%, 5/1/07                $   500      $    467,500
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                       2,820         3,087,900
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                        875           665,000
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                                   700           535,500
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                               2,250         2,300,625
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          825           775,500
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                     2,750         2,763,750
-----------------------------------------------------------------------------
                                                                 $ 12,279,075
-----------------------------------------------------------------------------
Health Services -- 0.9%
-----------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                                    $   800      $    813,000
Lifepoint Hospital Holdings, Sr. Sub.
Notes, 10.75%, 5/15/09(1)                             2,330         2,318,350
-----------------------------------------------------------------------------
                                                                 $  3,131,350
-----------------------------------------------------------------------------
Information Technology Services -- 6.5%
-----------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50% (0% until 2003), 3/15/08              $ 1,900      $    988,000
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                               2,250           708,750
Dolphin Telecom, Sr. Disc. Notes, 14.00%
(0% until 2004), 5/15/09(1)                           5,225         2,168,375
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08(1)                                     1,780         1,820,050
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                        2,530         2,586,925
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                1,750         1,323,437
PSINet, Inc., 11.00%, 8/1/09(1)           EUR         1,000         1,033,438
PSINet, Inc., Sr. Notes,
11.00%, 8/1/09(1)                                     5,175         5,136,187
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                       1,025         1,037,812
Verio, Inc., Sr. Notes, 11.25%, 12/1/08               3,600         3,699,000
Verio, Inc., Sr. Notes, 13.50%, 6/15/04                 800           866,000
-----------------------------------------------------------------------------
                                                                 $ 21,367,974
-----------------------------------------------------------------------------
Lodging and Gaming -- 5.3%
-----------------------------------------------------------------------------
Coast Hotels & Casino, Inc.,
9.50%, 4/1/09                                       $   925      $    874,125
HMH Properties, 7.875%, 8/1/08(1)                     2,412         2,164,770
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Lodging and Gaming (continued)
-----------------------------------------------------------------------------
Hollywood Casino Corp., 11.25%, 5/1/07              $ 2,150      $  2,171,500
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                              2,850         2,949,750
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                         3,515         3,444,700
Majestic Star Casino LLC,
10.875%, 7/1/06(1)                                    1,750         1,723,750
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                   750           701,250
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     3,479         3,392,025
-----------------------------------------------------------------------------
                                                                 $ 17,421,870
-----------------------------------------------------------------------------
Manufacturing -- 1.5%
-----------------------------------------------------------------------------
Blount, Inc., 13.00%, 8/1/09(1)                     $ 1,000      $  1,036,250
Cherokee International, Sr. Sub Notes,
10.50%, 5/1/09(1)                                     1,625         1,503,125
High Voltage Engineering, Sr. Notes,
10.50%, 8/15/04                                         600           549,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                            3,467         1,785,505
-----------------------------------------------------------------------------
                                                                 $  4,873,880
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.4%
-----------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                      $ 1,000      $    575,000
Key Energy Services, 14.00%, 1/15/09                  1,000         1,070,000
R&B Falcon Corp., 9.50%, 12/15/08                       860           827,750
RBF Finance Co., 11.375%, 3/15/09                       800           848,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                2,350         1,410,000
-----------------------------------------------------------------------------
                                                                 $  4,730,750
-----------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.3%
-----------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06            $ 1,100      $  1,020,250
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                         330           293,700
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                        2,120         1,727,800
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07(1)                                     1,350         1,393,875
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                          390           351,488
Gothic Production Corp.,
11.125%, 5/1/05                                       1,200         1,038,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------------
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                    $   550      $    540,947
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                    1,250         1,268,750
-----------------------------------------------------------------------------
                                                                 $  7,634,810
-----------------------------------------------------------------------------
Oil and Gas - Refining -- 0.2%
-----------------------------------------------------------------------------
Western Natural Gas, Sr. Sub. Notes,
10.00%, 6/15/09(1)                                  $   750      $    770,625
-----------------------------------------------------------------------------
                                                                 $    770,625
-----------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
-----------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                                    $ 1,500      $    870,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                   850           476,000
Kappa Beheer BV, 12.50%
(0% until 2004), 7/15/09(1)               EUR         2,500         1,478,243
Pacifica Papers, Inc., 10.00%, 3/15/09                  500           510,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                   600           325,500
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                           600           579,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04                                          700           386,750
-----------------------------------------------------------------------------
                                                                 $  4,625,493
-----------------------------------------------------------------------------
Printing and Business Products -- 1.2%
-----------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 3,900      $  3,861,000
-----------------------------------------------------------------------------
                                                                 $  3,861,000
-----------------------------------------------------------------------------
Publishing -- 0.5%
-----------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08                $   730      $    465,375
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                   1,275         1,255,875
-----------------------------------------------------------------------------
                                                                 $  1,721,250
-----------------------------------------------------------------------------
Restaurants -- 0.3%
-----------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes,
11.00%, 9/15/09(1)                                  $ 1,000      $    987,180
-----------------------------------------------------------------------------
                                                                 $    987,180
-----------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Retail - Food and Drug -- 2.1%
-----------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $ 2,400      $  2,355,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                      3,020         3,027,550
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                       1,550         1,666,250
-----------------------------------------------------------------------------
                                                                 $  7,048,800
-----------------------------------------------------------------------------
Retail - General -- 1.7%
-----------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                    $ 1,000      $    550,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                1,600         1,496,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                         775           757,563
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                            1,900         1,790,750
SpinCycle, Inc., Sr. Disc. Notes, 12.75%
(0% until 2001), 5/1/05                                 850           133,875
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                      1,015         1,040,375
-----------------------------------------------------------------------------
                                                                 $  5,768,563
-----------------------------------------------------------------------------
Semiconductors -- 1.9%
-----------------------------------------------------------------------------
Chippac International Ltd., Inc.,
12.75%, 8/1/09(1)                                   $ 2,115      $  2,125,575
Intersil Corp., 13.25%, 8/15/09(1)                    1,250         1,303,125
SCG Holding Corp., Sr. Sub. Notes,
12.00%, 8/1/09(1)                                     2,750         2,835,938
-----------------------------------------------------------------------------
                                                                 $  6,264,638
-----------------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                      $ 1,940      $  1,716,900
MTL, Inc., 10.498%, 6/15/06                             400           354,000
Pacer International, Inc., Sr. Sub.
Notes, 11.75%, 6/1/07(1)                              1,886         1,876,570
Worldwide Flight Service,
12.25%, 8/15/07(1)                                      250           248,750
-----------------------------------------------------------------------------
                                                                 $  4,196,220
-----------------------------------------------------------------------------
Wireless Communication Services -- 5.0%
-----------------------------------------------------------------------------
Airgate PCS, Inc., 13.50%
(0% until 2004), 10/1/09                            $ 2,000      $  1,085,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireless Communication Services (continued)
-----------------------------------------------------------------------------
Clearnet Communications, Sr. Disc.
Notes, 14.75% (0% until 2000), 12/15/05             $ 1,775      $  1,668,500
Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07                                         500           530,000
Dobson/Sygnet Communications, Inc., Sr.
Notes, 12.25%, 12/15/08                               1,175         1,233,750
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                          720           617,400
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75% (0% until 1999), 8/15/04                   490           494,900
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07                2,790         2,068,088
Nextel Communications, Sr. Disc. Notes,
14.00% (0% until 2004), 2/1/09                        1,250           737,500
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08               3,750         1,903,125
Tritel PCS, Inc., Sr. Disc. Notes,
12.75% (0% until 2004), 5/15/09(1)                    1,130           644,100
Williams Communications Corp.,
10.875%, 10/1/09                                      3,900         3,870,711
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05               2,000         1,690,000
-----------------------------------------------------------------------------
                                                                 $ 16,543,074
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 8.9%
-----------------------------------------------------------------------------
Alestra SA, Sr. Notes,
12.125%, 5/15/06(1)                                 $ 1,250      $  1,203,125
Carrier1, Sr. Notes, 13.25%, 2/15/09                  3,500         3,570,000
Completel Europe NV, Sr. Disc. Notes,
14.00% (0% until 2004), 2/15/09(1)                    1,960         1,033,900
Energis PLC, 9.50%, 6/15/09(1)            GBP           800         1,291,013
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50% (0% until 2002),
2/1/07                                                1,985         1,439,125
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                      3,150         3,244,500
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                          DEM         2,500         1,423,108
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                       1,160           986,000
Jazztel PLC, with warrants,
14.00%, 4/1/09                            EUR         2,000         2,493,142
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                         750           716,250
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                        1,150         1,127,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
-----------------------------------------------------------------------------
RSL Communications PLC., Guaranteed Sr.
Notes, 10.50%, 11/15/08                             $   500      $    457,500
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                      1,015         1,009,925
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09(1)                                      600           591,000
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                       3,500         3,561,250
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                                      1,255         1,189,369
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                          EUR         2,800         2,804,133
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                              1,760           976,800
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                         520           483,600
-----------------------------------------------------------------------------
                                                                 $ 29,600,740
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 4.5%
-----------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                    $ 2,345      $  2,556,050
Focal Communications Corp., Sr. Disc.
Notes, 12.125% (0% until 2003), 2/15/08               3,300         1,872,750
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                        800           804,000
Hyperion Telecommunication, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07                           1,000         1,010,000
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50% (0% until 2003), 12/1/08                1,550           877,688
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                       1,380         1,221,300
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                1,680         1,785,000
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09(1)                                     3,250         3,201,250
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05                                      1,700         1,729,750
-----------------------------------------------------------------------------
                                                                 $ 15,057,788
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $290,991,105)                                $278,068,160
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.8%

                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------------
Pegasus Communications Corp.,
Warrants(2),(3)                                       1,410      $     74,011
UIH Australia/Pacific, Inc.,
Warrants(2),(3)                                         900                 9
-----------------------------------------------------------------------------
                                                                 $     74,020
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.0%
-----------------------------------------------------------------------------
Unisite, Inc., Warrants(2),(3)                          750      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Chemicals -- 0.0%
-----------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(3)                                             2,400      $      7,800
-----------------------------------------------------------------------------
                                                                 $      7,800
-----------------------------------------------------------------------------
Consumer Products -- 0.0%
-----------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2),(3)                    3,400      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Electronic Equipment -- 0.0%
-----------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
Common(2),(3)                                           700      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Foods -- 0.0%
-----------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2),(3)                                        12,000      $        120
-----------------------------------------------------------------------------
                                                                 $        120
-----------------------------------------------------------------------------
Information Technology Services -- 0.1%
-----------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants,
Exp. 10/1/07(1),(3)                                   2,000      $         20
Diva Systems Corp., Warrants(2),(3)                   6,750                 0
Verio, Inc., Common(3)                                3,534           109,885
-----------------------------------------------------------------------------
                                                                 $    109,905
-----------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-----------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2),(3)                 6,338      $     38,027
-----------------------------------------------------------------------------
                                                                 $     38,027
-----------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Machinery -- 0.0%
-----------------------------------------------------------------------------
MMH Holdings, Inc., Common(3)                             5      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.3%
-----------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2),(3)                                       1,000      $     15,000
R&B Falcon Corp., Warrants(1),(3)                     1,600           400,000
Weatherford International, Inc., Common              20,659           661,088
-----------------------------------------------------------------------------
                                                                 $  1,076,088
-----------------------------------------------------------------------------
Retail - General -- 0.0%
-----------------------------------------------------------------------------
Spin Cycle, Inc., Warrants(2),(3)                       850      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.2%
-----------------------------------------------------------------------------
Carrier1, Warrants(2),(3)                             3,500      $         35
Esat Holdings, Ltd., Common                           4,138            74,018
Primus Telecom Group, Warrants,
Exp. 8/1/04(2),(3)                                    1,150            29,261
Tele1 Europe BV, Warrants(2),(3)                        600            42,000
Versatel Telecom B.V., Warrants(2),(3)                3,500           399,541
-----------------------------------------------------------------------------
                                                                 $    544,855
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.2%
-----------------------------------------------------------------------------
Allegiance Telecom, Inc., Common                      4,089      $    215,184
AT & T Canada, Inc., Common                             771            48,428
Hyperion Telecommunications, Inc.,
Class A, Common(3)                                    6,060           149,985
Intermedia Communications, Inc.,
Common(3)                                             5,454           118,804
MGC Communications, Inc. Warrants,
Exp. 10/1/04(1),(3)                                   1,420           142,797
OpTel, Inc., Common(2),(3)                            1,460               197
-----------------------------------------------------------------------------
                                                                 $    675,395
-----------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $1,544,479)                                  $  2,526,210
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PREFERRED STOCKS -- 7.5%

                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                      37      $        736
-----------------------------------------------------------------------------
                                                                 $        736
-----------------------------------------------------------------------------
Broadcasting and Cable -- 2.2%
-----------------------------------------------------------------------------
Adelphia Communications Corp., 13% (PIK)             12,000      $  1,308,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                31,131         3,346,583
Pegasus Communications Corp., 12.75%
(PIK)                                                 2,487         2,462,130
-----------------------------------------------------------------------------
                                                                 $  7,116,713
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
-----------------------------------------------------------------------------
Crown Castle International Corp.                      2,195      $  2,216,950
Unisite, Inc., 8.5%(2)                                1,080           581,386
-----------------------------------------------------------------------------
                                                                 $  2,798,336
-----------------------------------------------------------------------------
Containers and Packaging -- 0.4%
-----------------------------------------------------------------------------
Packaging Corp. of America, 12.375%
(PIK)(1)                                             13,000      $  1,417,000
-----------------------------------------------------------------------------
                                                                 $  1,417,000
-----------------------------------------------------------------------------
Electronic Equipment -- 0.3%
-----------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25%
(PIK)                                                   906      $    906,000
-----------------------------------------------------------------------------
                                                                 $    906,000
-----------------------------------------------------------------------------
Machinery -- 0.0%
-----------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                           431      $     64,650
-----------------------------------------------------------------------------
                                                                 $     64,650
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-----------------------------------------------------------------------------
R&B Falcon Corp.                                      1,661      $  1,577,950
-----------------------------------------------------------------------------
                                                                 $  1,577,950
-----------------------------------------------------------------------------
Wireless Communication Services -- 1.1%
-----------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                 1,135      $  1,021,500
Nextel Communications, Inc., 11.125%
(PIK)                                                 1,414         1,357,440
Rural Cellular Corp., 11.375% (PIK)                   1,148         1,170,960
-----------------------------------------------------------------------------
                                                                 $  3,549,900
-----------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.9%
-----------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%                  2,800      $  2,954,000
-----------------------------------------------------------------------------
                                                                 $  2,954,000
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.3%
-----------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                                 1,251      $    387,810
Intermedia Communications, Inc., 7%
(PIK)(1)                                             45,000           956,250
IXC Communications, Inc., Series B,
12.5% (PIK)                                           2,620         2,764,100
Nextlink Communications, Inc., 14% (PIK)              5,960           295,020
-----------------------------------------------------------------------------
                                                                 $  4,403,180
-----------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $26,497,037)                                 $ 24,788,465
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.3%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Associates Corp., 5.55%, 10/1/99                    $12,867      $ 12,867,000
General Electric Capital Co., 5.55%,
10/1/99                                              13,000        13,000,000
Prudential Funding Corp., 5.29%, 10/7/99              5,000         4,995,592
-----------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $30,862,592)                              $ 30,862,592
-----------------------------------------------------------------------------
Total Investments -- 101.5%
   (identified cost $349,895,213)                                $336,245,427
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.5)%                         $ (4,882,523)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $331,362,904
-----------------------------------------------------------------------------

(PIK) - Payment in kind.

EUR - Euro Dollar

GBP - British Pound

DEM - Deutche Mark

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Restricted security.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $349,895,213)                          $336,245,427
Cash                                             4,411
Receivable for investments sold              2,199,039
Receivable for Fund shares sold              1,665,971
Interest receivable                          6,932,301
------------------------------------------------------
TOTAL ASSETS                              $347,047,149
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,103,094
Dividends payable                            1,429,823
Payable for open forward foreign
   currency contracts                          507,149
Payable for Fund shares redeemed               404,918
Payable to affiliate for Trustees' fees            979
Payable to affiliate for service fees           13,991
Accrued expenses                               224,291
------------------------------------------------------
TOTAL LIABILITIES                         $ 15,684,245
------------------------------------------------------
NET ASSETS                                $331,362,904
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $351,501,808
Accumulated net realized loss (computed
   on the basis of identified cost)         (6,941,249)
Accumulated undistributed net investment
   income                                      960,248
Net unrealized depreciation (computed on
   the basis of identified cost)           (14,157,903)
------------------------------------------------------
TOTAL                                     $331,362,904
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $331,129,898
SHARES OUTSTANDING                          40,581,913
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.16
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.16)       $       8.57
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $    233,006
SHARES OUTSTANDING                              24,002
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.71
------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $27,251,412
Dividends                                   2,555,106
Other                                         531,899
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $30,338,417
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,718,739
Trustees fees and expenses                     25,082
Service fees
   Class A                                    414,137
Transfer and dividend disbursing agent
   fees                                       292,254
Registration fees                              45,173
Legal and accounting services                  37,558
Printing and postage                           30,227
Custodian fee                                 195,891
Miscellaneous                                  25,140
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,784,201
-----------------------------------------------------

NET INVESTMENT INCOME                     $27,554,216
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (193,314)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            605,898
-----------------------------------------------------
NET REALIZED GAIN                         $   412,584
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,238,849
   Foreign currency and forward foreign
      currency exchange contracts            (509,439)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   729,410
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,141,994
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,696,210
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in                    YEAR ENDED          YEAR ENDED
NET ASSETS                                SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $       27,554,216  $       20,983,148
   Net realized gain                                 412,584           7,819,473
   Net change in unrealized appreciation
      (depreciation)                                 729,410         (28,049,375)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       28,696,210  $          753,246
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (26,817,740) $      (20,370,292)
      Class I                                         (3,186)                 --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (26,820,926) $      (20,370,292)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      171,390,929  $       98,227,680
      Class I                                        243,469                  --
   Net asset value of shares issued to
      shareholders in payment
      ofdistributions declared
      Class A                                     12,868,702           9,645,120
      Class I                                          1,187                  --
   Cost of shares redeemed
      Class A                                    (79,969,507)        (70,817,921)
      Class I                                         (6,997)                 --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      104,527,783  $       37,054,879
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      106,403,067  $       17,437,833
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $      224,959,837  $      207,522,004
--------------------------------------------------------------------------------
AT END OF YEAR                            $      331,362,904  $      224,959,837
--------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income included
in net assets
--------------------------------------------------------------------------------
AT END OF YEAR                            $          960,248  $         (398,049)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $8.030    $8.700    $8.120    $7.920    $  7.900
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income           $0.830    $0.810    $0.790    $0.800    $  0.820
Net realized and unrealized
   gain (loss)                   0.110    (0.700)    0.570     0.210       0.020
--------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS    $0.940    $0.110    $1.360    $1.010    $  0.840
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income      $(0.810 ) $(0.780 ) $(0.770 ) $(0.800 ) $ (0.820)
In excess of net investment
   income                           --        --    (0.010)   (0.010)         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.810 ) $(0.780 ) $(0.780 ) $(0.810 ) $ (0.820)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                       $8.160    $8.030    $8.700    $8.120    $  7.920
--------------------------------------------------------------------------------

TOTAL RETURN(1)                  11.97%     0.98%    17.68%    13.41%      11.25%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $331,130  $224,960  $207,522  $143,844  $106,414
Ratios (As a percentage of
   average daily net assets):
   Expenses                       1.01%     1.04%     1.05%     1.07%       1.09%
   Net investment income          9.97%     9.22%     9.32%     9.96%      10.50%
Portfolio Turnover                 132%      141%      105%       81%         84%
--------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CLASS I
                                -------------------------
                                PERIOD ENDED
                                SEPTEMBER 30, 1999(1)
---------------------------------------------------------
Net asset value -- Beginning
   of year                              $ 10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment income                   $  0.250
Net realized and unrealized
   loss                                   (0.290)(2)
---------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $ (0.040)
---------------------------------------------------------

Less distributions
---------------------------------------------------------
From net investment income              $ (0.250)
---------------------------------------------------------
TOTAL DISTRIBUTIONS                     $ (0.250)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $  9.710
---------------------------------------------------------

TOTAL RETURN(3)                            (0.44)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of year (000's
   omitted)                             $    233
Ratios (As a percentage of
   average daily net assets):
   Expenses                                 0.89%(4)
   Net investment income                   10.12%(4)
Portfolio Turnover                           132%
---------------------------------------------------------

(1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund Shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers two classes of shares: Class A shares and, effective July 1, 1999, Class I shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase; Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Trust, for federal income tax purposes, had a capital loss carryover of $4,490,056 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2000 ($2,042,401), 2003 ($1,177) and 2004 ($2,446,478). At
   September 30, 1999 net capital losses of $2,038,773 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Trust's next taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 1999, $3,926 credit balances were used to reduce the Trust's custodian fee.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                      20,633,005   11,188,933
    Issued to shareholders electing to
     receive payment of distributions in
     Trust shares                               1,551,930    1,110,097
    Redemptions                                (9,633,789)  (8,116,055)
    ------------------------------------------------------------------
    NET INCREASE                               12,551,146    4,182,975
    ------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   SEPTEMBER 30, 1999(1)
    ---------------------------------------------------------------
    Sales                                                    24,598
    Issued to shareholders electing to
     receive
     payment of distributions in Trust shares                    122
    Redemptions                                                (718)
    ---------------------------------------------------------------
    NET INCREASE                                             24,002
    ---------------------------------------------------------------

    (1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average daily net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $200,000 of the sales charge on sales of Class A shares during the year ended September 30, 1999. Certain officers and Trustees of the Trust are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trustees on behalf of Class A of the Trust have adopted a Service Plan (the Plan). The Service Plan provides that the Class A shares may make service fee payments to EVD, investment dealers or other persons in amounts not exceeding 0.25% of the Class A share's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to Class A shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust paid or accrued $414,137 for Class A shares under the Plan to EVD and investment dealers during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   A summary of obligations under these financial instruments at September 30, 1999 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE         DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
      11/19/99   British Pound Sterling
                 5,086,447                                        8,150,522         (225,838)
      11/19/99-  European Currency Unit
      11/22/99   14,687,548                                      15,432,367         (281,311)
    ----------------------------------------------------------------------------------------
                                                            $    23,582,889   $     (507,149)
    ----------------------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other funds and portfolios managed by Boston Management Research (BMR) and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Trust may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $422,164,718 and $344,587,848, respectively, for the year ended September 30, 1999.
9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investment securities at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $350,307,634
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,146,826
    Gross unrealized depreciation              (19,209,033)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(14,062,207)
    ------------------------------------------------------

10 Restricted Securities
-------------------------------------------
   At September 30, 1999, the Trust owned the following securities (representing 0.36% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF                             FAIR
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST      VALUE
    --------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    --------------------------------------------------------------------------------------
    Carrier1, Warrants                            9/09/99        3,500  $      0  $     35
    Diva Systems Corp., Warrants                 12/30/98-       6,750        22         0
                                                  9/24/99
    HF Holdings, Inc., Warrants                   9/27/99        3,400   182,579         0
    Jordan Telecom Products, Inc., Common         1/30/98          700         0         0
    Key Energy Services, Inc., Warrants           7/14/99        1,000    15,000    15,000
    OpTel, Inc., Common                          10/21/97-       1,460        10       197
                                                 10/22/97
    Pegasus Communications Corp., Warrants       12/02/98        1,410    26,370    74,011
    Peninsula Gaming LLC, Warrants                8/19/99        6,338         0    38,027
    Primus Telecom Group, Warrants, Exp.
     8/1/04                                      10/31/97        1,150         0    29,261
    Specialty Foods Acquisition Corp.,
     Common                                       8/10/93       12,000     8,722       120
    SpinCycle, Inc., Warrants                     4/24/98          850         0         0
    Tele1 Europe BV, Warrants                     9/23/99          600         0    42,000
    UIH Australia/Pacific, Inc., Warrants         3/05/98          900         0         9
    Unisite, Inc., Warrants                      12/09/97          750         0         0
    Versatel Telecom B.V., Warrants               8/11/98-       3,500         0   399,541
                                                  1/29/99
    --------------------------------------------------------------------------------------
                                                                        $232,703  $598,192
    --------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------
    Unisite, Inc., 8.5%                          12/19/97        1,080   499,949   581,386
    --------------------------------------------------------------------------------------
                                                                        $499,949  $581,386
    --------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INCOME FUND OF BOSTON:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston (the "Fund") at September 30, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 8, 1999

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  APPENDIX A

                      EATON VANCE INCOME FUND OF BOSTON

                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999

                                                                PERCENT OF
                                                                NET ASSETS
        ------------------------------------------------------------------
        Cash/Short-term Obligations                                 5.63%
        Debt Securities -- Moody's Rating
            Ba                                                      3.82%
            B1                                                      5.70%
            B2                                                     17.16%
            B3                                                     34.38%
            Caa                                                    12.42%
            Unrated                                                12.44%
        Preferred Stock                                             7.85%
        Other Equity Securities                                     0.60%
                                                                  ------
            Total                                                 100.00%

    The chart above indicates the weighted average composition of the securities held by the Fund for the fiscal year ended September 30, 1999, with the debt securities rated by Moody's separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the Fund will be in the current and subsequent fiscal years.

    For a description of Moody's ratings of fixed-income securities, see Appendix B to this SAI.

                                  APPENDIX B
                            CORPORATE BOND RATINGS

                DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING CATEGORIES:

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                 DESCRIPTION OF S&P'S CORPORATE DEBT RATINGS:

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING CATEGORIES:

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for bonds in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates that no public rating has been requested, because there is insufficient information on which to base a rating, or because Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTES: Debt which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such debt.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        December 1, 1999


                      EATON VANCE INCOME FUND OF BOSTON
                             INSTITUTIONAL SHARES

                           The Eaton Vance Building
                               255 State Street
                         Boston, Massachusetts 02109
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Fund. Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the prospectus. This SAI contains additional information about:


                                                                            Page
    Strategies and Risks ..................................................    2
    Investment Restrictions ...............................................    7
    Management and Organization ...........................................    8
    Investment Advisory Services ..........................................   10
    Other Service Providers ...............................................   11
    Purchasing and Redeeming Shares .......................................   11
    Performance ...........................................................   13
    Certain Holders of Fund Shares ........................................   14
    Taxes .................................................................   15
    Portfolio Security Transactions .......................................   16
    Financial Statements ..................................................   19
Appendices:
    A: Asset Composition Information ......................................  a-1
    B: Corporate Bond Ratings .............................................  b-1
--------------------------------------------------------------------------------

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS FOR ITS INSTITUTIONAL SHARES DATED DECEMBER 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

    The Fund seeks to achieve its primary investment objective, as much current income as possible, by investing primarily in high-yielding, high risk, fixed-income securities. In addition to lower-rated bonds, the Fund may invest in higher-rated securities. A substantial portion of the Fund's portfolio will generally consist of fixed-income securities and dividend paying stocks. However, the Fund may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Fund's investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Fund will vary and may include a broad range of quality in rated and unrated debt securities, as described in the prospectus. The Fund does not invest in companies for the primary purpose of acquiring control or management thereof.

    The Fund may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

    The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

    Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


    The asset composition of the Fund is set forth in Appendix A and the corporate bond ratings are found in Appendix B.


FIXED-INCOME SECURITIES. Included in the fixed-income securities in which the Fund may invest are preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

    The Fund may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds the Fund obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, the Fund will not assign any separate value to such right. The Fund may also purchase floating or variable rate obligations, which it would anticipate using as short-term investments pending longer term investment of its funds.

LOAN INTERESTS. A loan in which the Fund may acquire a loan interest (a "Loan Interest") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests.

    The Fund may also acquire Loan Interests under which the Fund derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Fund from the borrower. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

    The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The investment adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have privity with the borrower, those institutions from or through whom the Fund derives its rights in a loan (the "Intermediate Participants"). From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire such interests from the Fund or may be Intermediate Participants with respect to loans in which the Fund owns interests. Such banks may also act as Agents for loans in which the Fund owns interests.

    In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable loan agreement.

    A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.


    Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.


    The Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. See Investment Restrictions (1) and (5) below. For purposes of these restrictions, the Fund generally will treat the borrower as the "issuer" of a Loan Interest held by the Fund. In the case of loan participations where the Agent or Intermediate Participant serves as financial intermediary between the Fund and the borrower, the Fund, in appropriate circumstances, will treat both the Agent or Intermediate Participant and the borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN INVESTMENTS. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.


    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange ("Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Investments may include securities issued by companies in lesser-developed countries, which are sometimes referred to as "emerging markets". Such countries pose a heightened risk of nationalization or expropriation or confiscatory taxation, political, financial or social instability, armed conflict or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Investments in foreign securities are not expected to exceed 25% of total assets.

DERIVATIVE INSTRUMENTS. The Fund may purchase or sell derivative insruments (which are instruments that derive their value from another instrument, security, index or currency), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of the Fund's fixed income portfolio or as a substitute for the purchase or sale of securities or currencies. Options may be written to enhance income. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein. In addition, the Fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous.

    The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instrument and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instruments, the assets underlying the derivative instrument and the Fund's assets. The risks associated with options and futures contracts are discussed at greater length below.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    At the maturity of a forward contract the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.


    The Fund will not enter into forward contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities (and anticipated income) held by the Fund or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into such contracts when it determines that the best interests of the Fund will be served. The Fund generally will not enter into a forward contract with a term of greater than one year.


OPTIONS ON SECURITIES. An options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

FUTURES CONTRACTS. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade.

    The Fund will engage in futures and related options transactions for bona fide hedging or non-hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.


    To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. The Fund did not engage in such transactions during the fiscal year ended September 30, 1999, and there is no assurance that it will engage in such transactions in the future.


ASSET COVERAGE FOR DERIVATIVE INSTRUMENTS. Transactions involving when-issued securities, forward contracts, futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with the Security and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the Fund's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INVESTMENT IN WARRANTS. The Fund may invest in warrants which have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from calls in that warrants are issued by the same issuer as the security which may be purchased on their exercise, whereas calls may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

RESTRICTED SECURITIES. The Fund may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

    It may be difficult to sell such securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S Government obligations.

DIVERSIFIED STATUS. The Fund is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of a single issuer (except U.S. Government obligations) and (2) the Fund may not own more than 10% of the outstanding voting securities of a single issuer which generally is inapplicable because debt obligations are not voting securities.


PORTFOLIO TURNOVER. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in the realization of substantial net short-term capital gains, which are taxable as ordinary income upon distribution to shareholders.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund.

    As a matter of fundamental policy, the Fund may not:


      (1) With respect to 75% of the total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;


      (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940 (the "1940 Act"). (The use of options and futures transactions and short sales may be deemed senior securities);

      (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

      (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933 (restricted securities);

      (5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund's total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

      (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

      (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

      (8) Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.


    With respect to restriction (5), the Fund will construe the phrase "more than 25%" to be "25% or more".


    The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees without shareholder approval. The Fund will not:


      (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities; or


      (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Fund, as defined in the 1940 Act by virtue of their affiliation with any one or more of Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).


JAMES B. HAWKES (58), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee or officer of various investment companies managed by Eaton Vance or BMR.


DONALD R. DWIGHT (68), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

ROBERT GLUCK (71), Trustee
Management Consultant
Address: 6742 Via Regina, Boca Raton, Florida 33433


SAMUEL L. HAYES III (64), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (64), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


MICHAEL W. WEILHEIMER (38), Vice President
Vice President of Eaton Vance and BMR. Officer of various other investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (54), Treasurer
Vice President of Eaton Vance and BMR. Officer of various other investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (59), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (64), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (36), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


ERIC G. WOODBURY (42), Assistant Secretary
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.


    Messrs. Gluck and Hayes are members of the Special Committee of the Board of Trustees of the Fund. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the investment adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the investment adviser's organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Fund or the investment adviser.

    Messrs. Dwight and Gluck are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Fund.

    Trustees of the Eaton Vance fund complex (except Mr, Gluck) who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by an Eaton Vance fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund is not a participant in the Trustees' Plan. The Fund does not have a retirement plan for its Trustees.


    The fees and expenses of those Trustees of the Fund who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund. (The Trustees of the Fund who are members of the Eaton Vance organization receive no compensation from the Fund.) During the fiscal year ended September 30, 1999, the noninterested Trustees of the Fund earned the following compensation in their capacities as Trustees from the Fund and for the year ended December 31, 1999, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                            AGGREGATE         TOTAL COMPENSATION
                                          COMPENSATION           FROM FUND AND
NAME                                        FROM FUND            FUND COMPLEX
----                                        --------          ------------------
Donald R. Dwight ......................     $  1,726             $160,000(2)
Robert Gluck ..........................       10,000               10,000
Samuel L. Hayes, III ..................        1,836              170,000(3)
Norton H. Reamer ......................        1,709              160,000
------------
(1) As of December 1, 1999, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof. Mr. Gluck serves only on the Board of Trustees of the Fund.
(2) Includes $60,000 of deferred compensation.
(3) Includes $41,563 of deferred compensation.

ORGANIZATION. The Fund is a Massachusetts business trust, which is organized under Massachusetts law and is operated as an open-ended management investment company. The Fund's Class A shares are offered pursuant to a separate prospectus and SAI. Class I shares (referred to as "Institutional Shares") were established July 1, 1999. Eaton Vance, pursuant to its agreement with the Fund, controls the use of the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. EVC may require the Fund to cease using such words in its name if EVC or Eaton Vance or any other subsidiary or affiliate of EVC ceases to act as investment manager of the Fund.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Fund's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Fund's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Fund, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Fund (or any series) or to make such other changes (such as reclassifying series or classes of shares or restructuring the Fund) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trustees are also authorized to issue shares in one or more series or classes thereof. Currently, the Trustees have only authorized issuance of shares of the Fund. The Trustees intend to submit to shareholders any proposal involving the merger of the Fund with an operating investment company unaffiliated with Eaton Vance. The Fund (or any series or class) may be terminated: (1) by the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Fund (or the appropriate series or class thereof) or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Fund (or series or class thereof), provided, however, that if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Fund (or series or class thereof) entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Fund (or series or class thereof) is not in the best interests of the Fund, (or such series or class) or of its respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Fund's Declaration of Fund contains an express disclaimer of liability on the part of the Fund shareholders and the Fund's By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Fund's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    The Fund's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding share have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Fund is required to provide assistance in communicating with shareholders about such a meeting.

                         INVESTMENT ADVISORY SERVICES


    The Fund engages Eaton Vance as its investment adviser pursuant to an Investment Advisory Agreement (the "Agreement") originally made on May 22, 1989 and re-executed on November 1, 1990. Eaton Vance and its affiliates maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Under the Investment Advisory Agreement, Eaton Vance receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of average daily net assets of the Fund throughout the month. For the fiscal years ended September 30, 1999, 1998 and 1997, the Fund paid Eaton Vance advisory fees of $1,718,739, $1,421,385 and $1,076,121, respectively.


    The Investment Advisory Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually
(i) by the vote of a majority of the Trustees who are not interested persons of the Fund or of Eaton Vance cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty days written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purpose, holding or sale of any security.

INFORMATION ABOUT EATON VANCE. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance is a Massachusetts business trust, and EV is the trustee of Eaton Vance. The Directors of EV are James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer of EVC, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland and Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Fund (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EXPENSES. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement).

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the Fund's principal underwriter. The principal underwriter acts as principal in selling shares of the Fund under a Distribution Agreement with the Fund. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The distribution agreement is renewable annually by the Fund's Board of Trustees (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The principal underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice-Presidents of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has the custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


TRANSFER AGENT. First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Fund.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Fund have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by a quotation service.


ADDITIONAL INFORMATION ABOUT PURCHASES. Institutional Shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds; to current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to investment clients and institutional clients (including corporations, foundations, pension and other retirement plans and certain individuals) of Eaton Vance and its affiliates; to officers and employees of IBT and the transfer agent; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger of an investment company or series or class thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Institutional Shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Institutional Shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance.


SUSPENSION OF SALES. The Fund may, in its absolute discretion, suspend discontinue or limit the offering of shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, and the volume of sales and redemptions of shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $250,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the net asset value on the day such proceeds are received. Eaton Vance will use reasonble efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.

                                 PERFORMANCE


    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) a complete redemption of the investment.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Retail Shares of the Fund, adjusted to eliminate the sales charge applicable to Retail Shares (but not adjusted to reflect certain other differences in expenses).

                                                  VALUE OF A $1,000 INVESTMENT

                                                                               VALUE OF                   TOTAL RETURN
          INVESTMENT                  INVESTMENT          AMOUNT OF           INVESTMENT       ----------------------------------
            PERIOD                       DATE             INVESTMENT          ON 9/30/99         CUMULATIVE         ANNUALIZED
          ----------                  ----------          ----------          ----------         ----------         ----------
10 Years Ended 9/30/99                 9/30/89              $1,000            $2,734.77            173.48%            10.58%
 5 Years Ended 9/30/99                 9/30/94              $1,000            $1,678.10             67.81%            10.91%
 1 Year Ended 9/30/99                  9/30/98              $1,000            $1,119.36             11.94%            11.94%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the Fund's dividends and interest earned during the period, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive dividends during the period.


    Total return may be compared to relevant indices, such as the Consumer Price Index, and various domestic securities indices, which may be used in advertisements and in information furnished to present or prospective shareholders. The performance of the Fund and/or the high yield bond market may also be compared to the performance of comparable securities (such as Treasury bonds) or comparable mutual funds or mutual fund averages prepared by independent sources (such as Lipper, Inc., Wiesenberger and Morningstar, Inc.). Evaluations of the Fund's performance, comparative performance information, charts and/or other illustrations prepared by independent sources may also be used in advertisements and in information furnished to present or prospective shareholders.

    Information showing the effects of compounding interest (based on different investment amounts and hypothetical rates of return) may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier. Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders.

    Information, charts and illustrations showing comparative historical information of high-yielding bonds as represented by a relevant bond Index as compared to 10-year U.S. Treasury bonds may be used in advertisements and other material furnished to present or prospective shareholders. Rates are given for illustrative purposes only and are not meant to imply or predict actual results of an investment in the Fund.


    From time to time, information about the portfolio allocation, portfolio turnover and holdings (including ratings assigned by ratings agencies) of the Fund may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and in materials provided to present and prospective shareholders may include descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  - cost associated with aging parents;
  - funding a college education (including its actual and estimated cost);
  - health care expenses (including actual and projected expenses);
  - long-term disabilities (including the availability of, and coverage provided by, disability insurance; and
  - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                        CERTAIN HOLDERS OF FUND SHARES

    As of November 1, 1999, the Trustees and officers of the Fund, as a group, owned in the aggregate less than 1% of the outstanding Institutional Shares of the Fund. In addition, as of the same date, the following record owners held the amounts of Institutional Shares indicated below, which were held either
(i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:

Mars & Co. c/o Investors Bank & Trust Co.           Boston, MA           51.7%
Thomas P. Luka                                      Windermere, FL       21.3%
Robert A. Chisholm -- Investors Bank & Trust Co.    Melrose, MA          14.7%
Robert A. Chisholm                                  Melrose, MA           8.8%

                                    TAXES

    The Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net income and net short-term and long-term capital gains income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended September 30, 1999.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the capital gain net income (which is the excess of its realized capital gains over its realized capital losses generally computed on the basis of the one-year period ending on October 31 of such year), after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided the Fund qualifies as a RIC for federal income tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will, except for certain currency-related positions, generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish the Fund's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Fund losses, adjustments in the holding periods of Fund securities and conversion of short-term into long-term capital losses. The Fund may have to limit its activities in options, futures contracts and forward contracts in order to maintain its qualification as a RIC.


    The Fund's investment in zero coupon and deferred interest securities, payment in kind securities and any other securities with original issue discount (or market discount, if an election is made to include earned market discount in current income) will cause it to realize income prior to the receipt of cash payments with respect to these securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.


    Investments in lower-rated or unrated securities may present special tax issues for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net investment income, the excess of net short-term capital gain over net long-term capital loss and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital losses carried forward from prior years) are taxable to shareholders as long-term capital gains whether received in cash or in additional shares and regardless of the length of time their shares of the Fund have been held. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The portion of distributions made by the Fund which are derived from dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporations. The dividends-received deduction for corporate shareholders is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the Federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days, which must be satisfied separately for each dividend during a specified period. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and require current income recognition to the extent in excess of such basis. Distributions eligible for the dividend-received deduction may give rise to or increase a federal alternative minimum tax for corporations.

    Distributions of capital gains by the Fund reduce the net asset value of the Fund's shares. Should such a distribution reduce the net asset value below a shareholder's tax basis, such distribution would be taxable to the shareholder even though, from an investment standpoint, it may constitute a return of a portion of the purchase price. Therefore, investors should consider the tax implications of buying shares immediately before a distribution of capital gains.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution treated as long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund at the close of any taxable year will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders any foreign taxes or associated tax credits or deductions for foreign taxes paid by the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency or currency derivatives and investment by the Fund in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to avoid imposition of a tax on the Fund.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other dispostion of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a suffient period of time during a taxable year to be treated as a U.S. resident; or (iii) the shareholder fails to provide, or renew after expiration, any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to the special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors including without limitation, the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to Eaton Vance, the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this and other transactions, and the reasonableness of the commission, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with the broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Fund often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the
performance of their investment responsibilities   ("Research Services") from
broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services, include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

    The Fund and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed by Eaton Vance in connection with its investment responsibilities. The investment companies sponsored by Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is in the opinion of the Trustees that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended September 30, 1999 and 1997, the Fund paid no brokerage commissions. For the fiscal year ended September 30, 1998, the Fund paid brokerage commissions of $1,513 on portfolio security transactions.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS


CORPORATE BONDS & NOTES -- 83.9%
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Aerospace and Defense -- 0.7%
-----------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09(1)                                 $ 1,100      $  1,111,000
Transdigm, Inc., 10.375%, 12/1/08                     1,300         1,254,500
-----------------------------------------------------------------------------
                                                                 $  2,365,500
-----------------------------------------------------------------------------
Apparel -- 1.0%
-----------------------------------------------------------------------------
Hosiery Corp. of America, Inc., Sr. Sub.
Notes, 13.75%, 8/1/02                               $ 1,700      $  1,768,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                      1,575         1,551,375
-----------------------------------------------------------------------------
                                                                 $  3,319,375
-----------------------------------------------------------------------------
Auto and Parts -- 1.8%
-----------------------------------------------------------------------------
Dura Operating Corp., Sr. Sub. Notes,
9.00%, 5/1/09(1)                          EUR         2,000      $  1,992,298
JL French Automotive Casting, Sr. Sub.
Notes, 11.50%, 6/1/09(1)                            $ 1,850         1,836,125
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                        2,550         2,173,875
-----------------------------------------------------------------------------
                                                                 $  6,002,298
-----------------------------------------------------------------------------
Broadcasting and Cable -- 11.2%
-----------------------------------------------------------------------------
ACME Television Services, Inc., 10.875%
(0% until 2000), 9/30/04                            $ 2,250      $  1,946,251
Avalon Cable Holdings, LLC, Sr. Disc.
Notes, 11.875% (0% until 2003), 12/1/08               2,850         1,838,250
Avalon Cable of Michigan LLC, Sr. Sub
Notes, 9.375%, 12/1/08                                  400           402,000
Charter Communication Holdings LLC, Sr.
Notes, 8.625% (0% until 2009), 4/1/09(1)                800           760,000
Charter Communication, Sr. Disc. Notes,
9.92% (0% until 2004), 4/1/11(1)                      4,200         2,520,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75% (0% until 2000),
12/15/05                                              1,000           897,500
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%, 8/1/07                      1,440         1,519,200
Golden Sky Systems, 12.375%, 8/1/06                   1,310         1,401,700
Golden Sky Systems, Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07(1)                     2,855         1,605,937
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10(1)                    2,812         1,602,840
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Broadcasting and Cable (continued)
-----------------------------------------------------------------------------
Muzak Holdings LLC, Sr. Sub. Notes,
9.875%, 3/15/09(1)                                  $ 2,100      $  2,005,500
NTL, Inc., 9.75% (0% until 2004),
4/15/09                                   GBP         2,000         2,074,842
NTL, Inc., Sr. Notes, 12.375%
(0% until 2003), 10/1/08                              3,000         2,047,500
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         3,473         3,637,967
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR         1,200         1,316,834
RCN Corp., Sr. Disc. Notes, 9.80% (0%
until 2003), 2/15/08                                    750           451,875
RCN Corp., Sr. Disc. Notes, 11.125% (0%
until 2002), 10/15/07                                 1,250           812,500
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                2,200         1,284,250
Telewest Communication PLC, 9.875% (0%
until 2004), 4/15/09(1)                   GBP         5,000         5,104,770
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                          75            75,937
Telewest PLC, Debs., 11.00%
(0% until 2000), 10/1/07                              2,810         2,507,925
United International Holdings, Inc., Sr.
Disc. Notes, 10.75% (0% until 2003),
2/15/08                                               1,985         1,210,850
-----------------------------------------------------------------------------
                                                                 $ 37,024,428
-----------------------------------------------------------------------------
Business Services - Miscellaneous -- 4.0%
-----------------------------------------------------------------------------
Allied Waste, Sr. Sub Notes,
10.00%, 8/1/09(1)                                   $ 5,150      $  4,738,000
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                       2,450         1,243,375
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                          830           711,725
Cybernet Internet Service,
14.00%, 7/1/09(1)                                       800           804,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                       1,185           977,625
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                       1,400         1,295,000
Richmont Marketing Specialists,
10.125%, 12/15/07(1)                                  4,445         3,367,087
-----------------------------------------------------------------------------
                                                                 $ 13,136,812
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.9%
-----------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                              $ 1,000      $    900,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                              1,800         1,786,500
Neff Corp., 10.25%, 6/1/08                            1,950         1,940,250

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
-----------------------------------------------------------------------------
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                      $   850      $    845,750
SBA Communications Corp., Sr. Disc.
Notes, 12.00% (0% to 2003), 3/1/08                      900           486,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004),
4/15/09(1)                                              600           300,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                2,400         1,356,000
Unisite, Inc., Sub. Notes, 13.00%
(0% until 2000), 12/15/04(1)                          1,500         1,881,600
-----------------------------------------------------------------------------
                                                                 $  9,496,100
-----------------------------------------------------------------------------
Cable - Telecommunications -- 1.0%
-----------------------------------------------------------------------------
Insight Midwest, 9.75%, 10/1/09(1)                  $ 1,800      $  1,822,500
United Pan-Europe, Sr. Disc. Notes,
12.50% (0% until 2004), 8/1/09(1)                     2,600         1,475,500
-----------------------------------------------------------------------------
                                                                 $  3,298,000
-----------------------------------------------------------------------------
Chemicals -- 1.1%
-----------------------------------------------------------------------------
Lyondell Chemical Co., 9.625%, 5/1/07               $ 1,000      $    997,500
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                       2,650         2,676,500
-----------------------------------------------------------------------------
                                                                 $  3,674,000
-----------------------------------------------------------------------------
Consumer Products -- 1.9%
-----------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $ 1,120      $    879,200
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                       2,400         1,572,000
Head Holding GMBH, Sr. Notes,
10.75%, 7/15/06(1)                        EUR         2,500         2,650,182
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                      355           195,360
Jafra Cosmetics International, Inc.,
Guaranteed Sr. Sub. Notes,
11.75%, 5/1/08                                        1,000           865,000
-----------------------------------------------------------------------------
                                                                 $  6,161,742
-----------------------------------------------------------------------------
Containers and Packaging -- 1.1%
-----------------------------------------------------------------------------
Consolidated Container Co. LLC, Sr. Sub.
Notes, 10.125%, 7/15/09(1)                          $   800      $    808,000
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                                   985           940,675
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Containers and Packaging (continued)
-----------------------------------------------------------------------------
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                      $ 1,800      $  1,984,500
-----------------------------------------------------------------------------
                                                                 $  3,733,175
-----------------------------------------------------------------------------
Drugs -- 0.7%
-----------------------------------------------------------------------------
Biovail Corp., Sr. Notes,
10.875%, 11/15/05                                   $   950      $    985,625
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                       1,250         1,293,750
-----------------------------------------------------------------------------
                                                                 $  2,279,375
-----------------------------------------------------------------------------
Electronic Equipment -- 2.5%
-----------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06(1)                                    $   100      $     99,750
Amkor Technologies, Inc., Sr. Sub Notes,
10.50%, 5/1/09(1)                                     4,200         4,105,500
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75% (0% until 2000), 8/1/07                 2,185         1,857,250
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                           900           778,500
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                        895           774,175
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                        840           709,800
-----------------------------------------------------------------------------
                                                                 $  8,324,975
-----------------------------------------------------------------------------
Entertainment -- 3.0%
-----------------------------------------------------------------------------
Cinemark USA, Sr. Sub. Notes,
9.625%, 8/1/08(1)                                   $ 2,500      $  2,162,500
Marvel Enterprise, Inc.,
12.00%, 6/15/09                                       1,400         1,281,000
Premier Parks, Inc., Sr. Disc. Notes,
10.00% (0% until 2003), 4/1/08                        1,400           896,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                        1,250         1,218,750
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                      2,860         1,901,900
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                         3,590         2,459,150
-----------------------------------------------------------------------------
                                                                 $  9,919,300
-----------------------------------------------------------------------------
Financial Services -- 0.4%
-----------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                 $ 1,600      $  1,448,000
-----------------------------------------------------------------------------
                                                                 $  1,448,000
-----------------------------------------------------------------------------
Foods -- 3.7%
-----------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                      $ 1,860      $  1,683,300

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Foods (continued)
-----------------------------------------------------------------------------
Cott Corp., Sr. Notes, 8.50%, 5/1/07                $   500      $    467,500
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                       2,820         3,087,900
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                        875           665,000
Eagle Family Foods, Inc., Guaranteed Sr.
Notes, 8.75%, 1/15/08                                   700           535,500
International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                               2,250         2,300,625
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          825           775,500
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                     2,750         2,763,750
-----------------------------------------------------------------------------
                                                                 $ 12,279,075
-----------------------------------------------------------------------------
Health Services -- 0.9%
-----------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%, 12/15/05                                    $   800      $    813,000
Lifepoint Hospital Holdings, Sr. Sub.
Notes, 10.75%, 5/15/09(1)                             2,330         2,318,350
-----------------------------------------------------------------------------
                                                                 $  3,131,350
-----------------------------------------------------------------------------
Information Technology Services -- 6.5%
-----------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50% (0% until 2003), 3/15/08              $ 1,900      $    988,000
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                               2,250           708,750
Dolphin Telecom, Sr. Disc. Notes, 14.00%
(0% until 2004), 5/15/09(1)                           5,225         2,168,375
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08(1)                                     1,780         1,820,050
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                        2,530         2,586,925
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                1,750         1,323,437
PSINet, Inc., 11.00%, 8/1/09(1)           EUR         1,000         1,033,438
PSINet, Inc., Sr. Notes,
11.00%, 8/1/09(1)                                     5,175         5,136,187
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                       1,025         1,037,812
Verio, Inc., Sr. Notes, 11.25%, 12/1/08               3,600         3,699,000
Verio, Inc., Sr. Notes, 13.50%, 6/15/04                 800           866,000
-----------------------------------------------------------------------------
                                                                 $ 21,367,974
-----------------------------------------------------------------------------
Lodging and Gaming -- 5.3%
-----------------------------------------------------------------------------
Coast Hotels & Casino, Inc.,
9.50%, 4/1/09                                       $   925      $    874,125
HMH Properties, 7.875%, 8/1/08(1)                     2,412         2,164,770
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Lodging and Gaming (continued)
-----------------------------------------------------------------------------
Hollywood Casino Corp., 11.25%, 5/1/07              $ 2,150      $  2,171,500
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                              2,850         2,949,750
Hollywood Park, Inc., Sr. Sub. Notes,
9.50%, 8/1/07                                         3,515         3,444,700
Majestic Star Casino LLC,
10.875%, 7/1/06(1)                                    1,750         1,723,750
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                   750           701,250
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     3,479         3,392,025
-----------------------------------------------------------------------------
                                                                 $ 17,421,870
-----------------------------------------------------------------------------
Manufacturing -- 1.5%
-----------------------------------------------------------------------------
Blount, Inc., 13.00%, 8/1/09(1)                     $ 1,000      $  1,036,250
Cherokee International, Sr. Sub Notes,
10.50%, 5/1/09(1)                                     1,625         1,503,125
High Voltage Engineering, Sr. Notes,
10.50%, 8/15/04                                         600           549,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                            3,467         1,785,505
-----------------------------------------------------------------------------
                                                                 $  4,873,880
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.4%
-----------------------------------------------------------------------------
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                      $ 1,000      $    575,000
Key Energy Services, 14.00%, 1/15/09                  1,000         1,070,000
R&B Falcon Corp., 9.50%, 12/15/08                       860           827,750
RBF Finance Co., 11.375%, 3/15/09                       800           848,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                2,350         1,410,000
-----------------------------------------------------------------------------
                                                                 $  4,730,750
-----------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.3%
-----------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06            $ 1,100      $  1,020,250
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                         330           293,700
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                        2,120         1,727,800
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07(1)                                     1,350         1,393,875
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                          390           351,488
Gothic Production Corp.,
11.125%, 5/1/05                                       1,200         1,038,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------------
Gulf Canada Resources, Ltd., Sr. Notes,
8.375%, 11/15/05                                    $   550      $    540,947
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                    1,250         1,268,750
-----------------------------------------------------------------------------
                                                                 $  7,634,810
-----------------------------------------------------------------------------
Oil and Gas - Refining -- 0.2%
-----------------------------------------------------------------------------
Western Natural Gas, Sr. Sub. Notes,
10.00%, 6/15/09(1)                                  $   750      $    770,625
-----------------------------------------------------------------------------
                                                                 $    770,625
-----------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
-----------------------------------------------------------------------------
Asia Pulp and Paper, Debs,
12.00%, 12/29/49                                    $ 1,500      $    870,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                   850           476,000
Kappa Beheer BV, 12.50%
(0% until 2004), 7/15/09(1)               EUR         2,500         1,478,243
Pacifica Papers, Inc., 10.00%, 3/15/09                  500           510,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                   600           325,500
Repap New Brunswick, Inc., Sr. Notes,
9.00%, 6/1/04                                           600           579,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes,
10.00%, 8/1/04                                          700           386,750
-----------------------------------------------------------------------------
                                                                 $  4,625,493
-----------------------------------------------------------------------------
Printing and Business Products -- 1.2%
-----------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 3,900      $  3,861,000
-----------------------------------------------------------------------------
                                                                 $  3,861,000
-----------------------------------------------------------------------------
Publishing -- 0.5%
-----------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08                $   730      $    465,375
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                   1,275         1,255,875
-----------------------------------------------------------------------------
                                                                 $  1,721,250
-----------------------------------------------------------------------------
Restaurants -- 0.3%
-----------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes,
11.00%, 9/15/09(1)                                  $ 1,000      $    987,180
-----------------------------------------------------------------------------
                                                                 $    987,180
-----------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Retail - Food and Drug -- 2.1%
-----------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $ 2,400      $  2,355,000
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                      3,020         3,027,550
Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                       1,550         1,666,250
-----------------------------------------------------------------------------
                                                                 $  7,048,800
-----------------------------------------------------------------------------
Retail - General -- 1.7%
-----------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                    $ 1,000      $    550,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                1,600         1,496,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                         775           757,563
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                            1,900         1,790,750
SpinCycle, Inc., Sr. Disc. Notes, 12.75%
(0% until 2001), 5/1/05                                 850           133,875
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                      1,015         1,040,375
-----------------------------------------------------------------------------
                                                                 $  5,768,563
-----------------------------------------------------------------------------
Semiconductors -- 1.9%
-----------------------------------------------------------------------------
Chippac International Ltd., Inc.,
12.75%, 8/1/09(1)                                   $ 2,115      $  2,125,575
Intersil Corp., 13.25%, 8/15/09(1)                    1,250         1,303,125
SCG Holding Corp., Sr. Sub. Notes,
12.00%, 8/1/09(1)                                     2,750         2,835,938
-----------------------------------------------------------------------------
                                                                 $  6,264,638
-----------------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                      $ 1,940      $  1,716,900
MTL, Inc., 10.498%, 6/15/06                             400           354,000
Pacer International, Inc., Sr. Sub.
Notes, 11.75%, 6/1/07(1)                              1,886         1,876,570
Worldwide Flight Service,
12.25%, 8/15/07(1)                                      250           248,750
-----------------------------------------------------------------------------
                                                                 $  4,196,220
-----------------------------------------------------------------------------
Wireless Communication Services -- 5.0%
-----------------------------------------------------------------------------
Airgate PCS, Inc., 13.50%
(0% until 2004), 10/1/09                            $ 2,000      $  1,085,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireless Communication Services (continued)
-----------------------------------------------------------------------------
Clearnet Communications, Sr. Disc.
Notes, 14.75% (0% until 2000), 12/15/05             $ 1,775      $  1,668,500
Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07                                         500           530,000
Dobson/Sygnet Communications, Inc., Sr.
Notes, 12.25%, 12/15/08                               1,175         1,233,750
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                          720           617,400
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75% (0% until 1999), 8/15/04                   490           494,900
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07                2,790         2,068,088
Nextel Communications, Sr. Disc. Notes,
14.00% (0% until 2004), 2/1/09                        1,250           737,500
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08               3,750         1,903,125
Tritel PCS, Inc., Sr. Disc. Notes,
12.75% (0% until 2004), 5/15/09(1)                    1,130           644,100
Williams Communications Corp.,
10.875%, 10/1/09                                      3,900         3,870,711
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05               2,000         1,690,000
-----------------------------------------------------------------------------
                                                                 $ 16,543,074
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 8.9%
-----------------------------------------------------------------------------
Alestra SA, Sr. Notes,
12.125%, 5/15/06(1)                                 $ 1,250      $  1,203,125
Carrier1, Sr. Notes, 13.25%, 2/15/09                  3,500         3,570,000
Completel Europe NV, Sr. Disc. Notes,
14.00% (0% until 2004), 2/15/09(1)                    1,960         1,033,900
Energis PLC, 9.50%, 6/15/09(1)            GBP           800         1,291,013
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50% (0% until 2002),
2/1/07                                                1,985         1,439,125
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                      3,150         3,244,500
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                          DEM         2,500         1,423,108
Facilicom International, Sr. Notes,
10.50%, 1/15/08                                       1,160           986,000
Jazztel PLC, with warrants,
14.00%, 4/1/09                            EUR         2,000         2,493,142
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                         750           716,250
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                        1,150         1,127,000
                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
-----------------------------------------------------------------------------
RSL Communications PLC., Guaranteed Sr.
Notes, 10.50%, 11/15/08                             $   500      $    457,500
RSL Communications, Ltd., Sr. Notes,
12.25%, 11/15/06                                      1,015         1,009,925
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09(1)                                      600           591,000
Versatel Telecom B.V., Sr. Notes,
13.25%, 5/15/08                                       3,500         3,561,250
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                                      1,255         1,189,369
Versatel Telecom, Sr. Notes,
11.875%, 7/15/09                          EUR         2,800         2,804,133
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                              1,760           976,800
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                         520           483,600
-----------------------------------------------------------------------------
                                                                 $ 29,600,740
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 4.5%
-----------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                    $ 2,345      $  2,556,050
Focal Communications Corp., Sr. Disc.
Notes, 12.125% (0% until 2003), 2/15/08               3,300         1,872,750
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                        800           804,000
Hyperion Telecommunication, Inc., Sr.
Sub. Notes, 12.00%, 11/1/07                           1,000         1,010,000
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50% (0% until 2003), 12/1/08                1,550           877,688
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                       1,380         1,221,300
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                1,680         1,785,000
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09(1)                                     3,250         3,201,250
Worldwide Fiber, Inc., Sr. Notes,
12.50%, 12/15/05                                      1,700         1,729,750
-----------------------------------------------------------------------------
                                                                 $ 15,057,788
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $290,991,105)                                $278,068,160
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.8%

                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------------
Pegasus Communications Corp.,
Warrants(2),(3)                                       1,410      $     74,011
UIH Australia/Pacific, Inc.,
Warrants(2),(3)                                         900                 9
-----------------------------------------------------------------------------
                                                                 $     74,020
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.0%
-----------------------------------------------------------------------------
Unisite, Inc., Warrants(2),(3)                          750      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Chemicals -- 0.0%
-----------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(3)                                             2,400      $      7,800
-----------------------------------------------------------------------------
                                                                 $      7,800
-----------------------------------------------------------------------------
Consumer Products -- 0.0%
-----------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2),(3)                    3,400      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Electronic Equipment -- 0.0%
-----------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
Common(2),(3)                                           700      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Foods -- 0.0%
-----------------------------------------------------------------------------
Specialty Foods Acquisition Corp.,
Common(2),(3)                                        12,000      $        120
-----------------------------------------------------------------------------
                                                                 $        120
-----------------------------------------------------------------------------
Information Technology Services -- 0.1%
-----------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants,
Exp. 10/1/07(1),(3)                                   2,000      $         20
Diva Systems Corp., Warrants(2),(3)                   6,750                 0
Verio, Inc., Common(3)                                3,534           109,885
-----------------------------------------------------------------------------
                                                                 $    109,905
-----------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-----------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2),(3)                 6,338      $     38,027
-----------------------------------------------------------------------------
                                                                 $     38,027
-----------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Machinery -- 0.0%
-----------------------------------------------------------------------------
MMH Holdings, Inc., Common(3)                             5      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.3%
-----------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2),(3)                                       1,000      $     15,000
R&B Falcon Corp., Warrants(1),(3)                     1,600           400,000
Weatherford International, Inc., Common              20,659           661,088
-----------------------------------------------------------------------------
                                                                 $  1,076,088
-----------------------------------------------------------------------------
Retail - General -- 0.0%
-----------------------------------------------------------------------------
Spin Cycle, Inc., Warrants(2),(3)                       850      $          0
-----------------------------------------------------------------------------
                                                                 $          0
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.2%
-----------------------------------------------------------------------------
Carrier1, Warrants(2),(3)                             3,500      $         35
Esat Holdings, Ltd., Common                           4,138            74,018
Primus Telecom Group, Warrants,
Exp. 8/1/04(2),(3)                                    1,150            29,261
Tele1 Europe BV, Warrants(2),(3)                        600            42,000
Versatel Telecom B.V., Warrants(2),(3)                3,500           399,541
-----------------------------------------------------------------------------
                                                                 $    544,855
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.2%
-----------------------------------------------------------------------------
Allegiance Telecom, Inc., Common                      4,089      $    215,184
AT & T Canada, Inc., Common                             771            48,428
Hyperion Telecommunications, Inc.,
Class A, Common(3)                                    6,060           149,985
Intermedia Communications, Inc.,
Common(3)                                             5,454           118,804
MGC Communications, Inc. Warrants,
Exp. 10/1/04(1),(3)                                   1,420           142,797
OpTel, Inc., Common(2),(3)                            1,460               197
-----------------------------------------------------------------------------
                                                                 $    675,395
-----------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $1,544,479)                                  $  2,526,210
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PREFERRED STOCKS -- 7.5%

                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                      37      $        736
-----------------------------------------------------------------------------
                                                                 $        736
-----------------------------------------------------------------------------
Broadcasting and Cable -- 2.2%
-----------------------------------------------------------------------------
Adelphia Communications Corp., 13% (PIK)             12,000      $  1,308,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                31,131         3,346,583
Pegasus Communications Corp., 12.75%
(PIK)                                                 2,487         2,462,130
-----------------------------------------------------------------------------
                                                                 $  7,116,713
-----------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
-----------------------------------------------------------------------------
Crown Castle International Corp.                      2,195      $  2,216,950
Unisite, Inc., 8.5%(2)                                1,080           581,386
-----------------------------------------------------------------------------
                                                                 $  2,798,336
-----------------------------------------------------------------------------
Containers and Packaging -- 0.4%
-----------------------------------------------------------------------------
Packaging Corp. of America, 12.375%
(PIK)(1)                                             13,000      $  1,417,000
-----------------------------------------------------------------------------
                                                                 $  1,417,000
-----------------------------------------------------------------------------
Electronic Equipment -- 0.3%
-----------------------------------------------------------------------------
Jordan Telecom Products, Inc., 13.25%
(PIK)                                                   906      $    906,000
-----------------------------------------------------------------------------
                                                                 $    906,000
-----------------------------------------------------------------------------
Machinery -- 0.0%
-----------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                           431      $     64,650
-----------------------------------------------------------------------------
                                                                 $     64,650
-----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-----------------------------------------------------------------------------
R&B Falcon Corp.                                      1,661      $  1,577,950
-----------------------------------------------------------------------------
                                                                 $  1,577,950
-----------------------------------------------------------------------------
Wireless Communication Services -- 1.1%
-----------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                 1,135      $  1,021,500
Nextel Communications, Inc., 11.125%
(PIK)                                                 1,414         1,357,440
Rural Cellular Corp., 11.375% (PIK)                   1,148         1,170,960
-----------------------------------------------------------------------------
                                                                 $  3,549,900
-----------------------------------------------------------------------------
                SECURITY                        SHARES           VALUE
-----------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.9%
-----------------------------------------------------------------------------
Global Crossing Holding, Ltd., 10.5%                  2,800      $  2,954,000
-----------------------------------------------------------------------------
                                                                 $  2,954,000
-----------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.3%
-----------------------------------------------------------------------------
E.spire Communications, Inc., 12.75%
(PIK)                                                 1,251      $    387,810
Intermedia Communications, Inc., 7%
(PIK)(1)                                             45,000           956,250
IXC Communications, Inc., Series B,
12.5% (PIK)                                           2,620         2,764,100
Nextlink Communications, Inc., 14% (PIK)              5,960           295,020
-----------------------------------------------------------------------------
                                                                 $  4,403,180
-----------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $26,497,037)                                 $ 24,788,465
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.3%

                                                PRINCIPAL
                                                AMOUNT
                SECURITY                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Associates Corp., 5.55%, 10/1/99                    $12,867      $ 12,867,000
General Electric Capital Co., 5.55%,
10/1/99                                              13,000        13,000,000
Prudential Funding Corp., 5.29%, 10/7/99              5,000         4,995,592
-----------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $30,862,592)                              $ 30,862,592
-----------------------------------------------------------------------------
Total Investments -- 101.5%
   (identified cost $349,895,213)                                $336,245,427
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.5)%                         $ (4,882,523)
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $331,362,904
-----------------------------------------------------------------------------

(PIK) - Payment in kind.

EUR - Euro Dollar

GBP - British Pound

DEM - Deutche Mark

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Restricted security.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $349,895,213)                          $336,245,427
Cash                                             4,411
Receivable for investments sold              2,199,039
Receivable for Fund shares sold              1,665,971
Interest receivable                          6,932,301
------------------------------------------------------
TOTAL ASSETS                              $347,047,149
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,103,094
Dividends payable                            1,429,823
Payable for open forward foreign
   currency contracts                          507,149
Payable for Fund shares redeemed               404,918
Payable to affiliate for Trustees' fees            979
Payable to affiliate for service fees           13,991
Accrued expenses                               224,291
------------------------------------------------------
TOTAL LIABILITIES                         $ 15,684,245
------------------------------------------------------
NET ASSETS                                $331,362,904
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $351,501,808
Accumulated net realized loss (computed
   on the basis of identified cost)         (6,941,249)
Accumulated undistributed net investment
   income                                      960,248
Net unrealized depreciation (computed on
   the basis of identified cost)           (14,157,903)
------------------------------------------------------
TOTAL                                     $331,362,904
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $331,129,898
SHARES OUTSTANDING                          40,581,913
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.16
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.16)       $       8.57
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $    233,006
SHARES OUTSTANDING                              24,002
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.71
------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 1999
Investment Income
-----------------------------------------------------
Interest                                  $27,251,412
Dividends                                   2,555,106
Other                                         531,899
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $30,338,417
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,718,739
Trustees fees and expenses                     25,082
Service fees
   Class A                                    414,137
Transfer and dividend disbursing agent
   fees                                       292,254
Registration fees                              45,173
Legal and accounting services                  37,558
Printing and postage                           30,227
Custodian fee                                 195,891
Miscellaneous                                  25,140
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,784,201
-----------------------------------------------------

NET INVESTMENT INCOME                     $27,554,216
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (193,314)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            605,898
-----------------------------------------------------
NET REALIZED GAIN                         $   412,584
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,238,849
   Foreign currency and forward foreign
      currency exchange contracts            (509,439)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   729,410
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,141,994
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,696,210
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in                    YEAR ENDED          YEAR ENDED
NET ASSETS                                SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $       27,554,216  $       20,983,148
   Net realized gain                                 412,584           7,819,473
   Net change in unrealized appreciation
      (depreciation)                                 729,410         (28,049,375)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       28,696,210  $          753,246
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (26,817,740) $      (20,370,292)
      Class I                                         (3,186)                 --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (26,820,926) $      (20,370,292)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      171,390,929  $       98,227,680
      Class I                                        243,469                  --
   Net asset value of shares issued to
      shareholders in payment
      ofdistributions declared
      Class A                                     12,868,702           9,645,120
      Class I                                          1,187                  --
   Cost of shares redeemed
      Class A                                    (79,969,507)        (70,817,921)
      Class I                                         (6,997)                 --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      104,527,783  $       37,054,879
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      106,403,067  $       17,437,833
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $      224,959,837  $      207,522,004
--------------------------------------------------------------------------------
AT END OF YEAR                            $      331,362,904  $      224,959,837
--------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income included
in net assets
--------------------------------------------------------------------------------
AT END OF YEAR                            $          960,248  $         (398,049)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $8.030    $8.700    $8.120    $7.920    $  7.900
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income           $0.830    $0.810    $0.790    $0.800    $  0.820
Net realized and unrealized
   gain (loss)                   0.110    (0.700)    0.570     0.210       0.020
--------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS    $0.940    $0.110    $1.360    $1.010    $  0.840
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income      $(0.810 ) $(0.780 ) $(0.770 ) $(0.800 ) $ (0.820)
In excess of net investment
   income                           --        --    (0.010)   (0.010)         --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS             $(0.810 ) $(0.780 ) $(0.780 ) $(0.810 ) $ (0.820)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                       $8.160    $8.030    $8.700    $8.120    $  7.920
--------------------------------------------------------------------------------

TOTAL RETURN(1)                  11.97%     0.98%    17.68%    13.41%      11.25%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                     $331,130  $224,960  $207,522  $143,844  $106,414
Ratios (As a percentage of
   average daily net assets):
   Expenses                       1.01%     1.04%     1.05%     1.07%       1.09%
   Net investment income          9.97%     9.22%     9.32%     9.96%      10.50%
Portfolio Turnover                 132%      141%      105%       81%         84%
--------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CLASS I
                                -------------------------
                                PERIOD ENDED
                                SEPTEMBER 30, 1999(1)
---------------------------------------------------------
Net asset value -- Beginning
   of year                              $ 10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment income                   $  0.250
Net realized and unrealized
   loss                                   (0.290)(2)
---------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $ (0.040)
---------------------------------------------------------

Less distributions
---------------------------------------------------------
From net investment income              $ (0.250)
---------------------------------------------------------
TOTAL DISTRIBUTIONS                     $ (0.250)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $  9.710
---------------------------------------------------------

TOTAL RETURN(3)                            (0.44)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of year (000's
   omitted)                             $    233
Ratios (As a percentage of
   average daily net assets):
   Expenses                                 0.89%(4)
   Net investment income                   10.12%(4)
Portfolio Turnover                           132%
---------------------------------------------------------

(1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
(2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund Shares and the amount of the per share realized and unrealized gains and losses at such time.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Annualized.
                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers two classes of shares: Class A shares and, effective July 1, 1999, Class I shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase; Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Trust, for federal income tax purposes, had a capital loss carryover of $4,490,056 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2000 ($2,042,401), 2003 ($1,177) and 2004 ($2,446,478). At
   September 30, 1999 net capital losses of $2,038,773 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Trust's next taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 1999, $3,926 credit balances were used to reduce the Trust's custodian fee.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED SEPTEMBER 30,
                                              ------------------------
    CLASS A                                   1999         1998
    ------------------------------------------------------------------
    Sales                                      20,633,005   11,188,933
    Issued to shareholders electing to
     receive payment of distributions in
     Trust shares                               1,551,930    1,110,097
    Redemptions                                (9,633,789)  (8,116,055)
    ------------------------------------------------------------------
    NET INCREASE                               12,551,146    4,182,975
    ------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   SEPTEMBER 30, 1999(1)
    ---------------------------------------------------------------
    Sales                                                    24,598
    Issued to shareholders electing to
     receive
     payment of distributions in Trust shares                    122
    Redemptions                                                (718)
    ---------------------------------------------------------------
    NET INCREASE                                             24,002
    ---------------------------------------------------------------

    (1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average daily net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $200,000 of the sales charge on sales of Class A shares during the year ended September 30, 1999. Certain officers and Trustees of the Trust are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trustees on behalf of Class A of the Trust have adopted a Service Plan (the Plan). The Service Plan provides that the Class A shares may make service fee payments to EVD, investment dealers or other persons in amounts not exceeding 0.25% of the Class A share's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to Class A shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust paid or accrued $414,137 for Class A shares under the Plan to EVD and investment dealers during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   A summary of obligations under these financial instruments at September 30, 1999 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE         DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
      11/19/99   British Pound Sterling
                 5,086,447                                        8,150,522         (225,838)
      11/19/99-  European Currency Unit
      11/22/99   14,687,548                                      15,432,367         (281,311)
    ----------------------------------------------------------------------------------------
                                                            $    23,582,889   $     (507,149)
    ----------------------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other funds and portfolios managed by Boston Management Research (BMR) and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Trust may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $422,164,718 and $344,587,848, respectively, for the year ended September 30, 1999.
9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investment securities at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $350,307,634
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,146,826
    Gross unrealized depreciation              (19,209,033)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(14,062,207)
    ------------------------------------------------------

10 Restricted Securities
-------------------------------------------
   At September 30, 1999, the Trust owned the following securities (representing 0.36% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF                             FAIR
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST      VALUE
    --------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    --------------------------------------------------------------------------------------
    Carrier1, Warrants                            9/09/99        3,500  $      0  $     35
    Diva Systems Corp., Warrants                 12/30/98-       6,750        22         0
                                                  9/24/99
    HF Holdings, Inc., Warrants                   9/27/99        3,400   182,579         0
    Jordan Telecom Products, Inc., Common         1/30/98          700         0         0
    Key Energy Services, Inc., Warrants           7/14/99        1,000    15,000    15,000
    OpTel, Inc., Common                          10/21/97-       1,460        10       197
                                                 10/22/97
    Pegasus Communications Corp., Warrants       12/02/98        1,410    26,370    74,011
    Peninsula Gaming LLC, Warrants                8/19/99        6,338         0    38,027
    Primus Telecom Group, Warrants, Exp.
     8/1/04                                      10/31/97        1,150         0    29,261
    Specialty Foods Acquisition Corp.,
     Common                                       8/10/93       12,000     8,722       120
    SpinCycle, Inc., Warrants                     4/24/98          850         0         0
    Tele1 Europe BV, Warrants                     9/23/99          600         0    42,000
    UIH Australia/Pacific, Inc., Warrants         3/05/98          900         0         9
    Unisite, Inc., Warrants                      12/09/97          750         0         0
    Versatel Telecom B.V., Warrants               8/11/98-       3,500         0   399,541
                                                  1/29/99
    --------------------------------------------------------------------------------------
                                                                        $232,703  $598,192
    --------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------
    Unisite, Inc., 8.5%                          12/19/97        1,080   499,949   581,386
    --------------------------------------------------------------------------------------
                                                                        $499,949  $581,386
    --------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INCOME FUND OF BOSTON:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston (the "Fund") at September 30, 1999 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 8, 1999

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  APPENDIX A

                      EATON VANCE INCOME FUND OF BOSTON

                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999

                                                                PERCENT OF
                                                                NET ASSETS
        ------------------------------------------------------------------
        Cash/Short-term Obligations                                 5.63%
        Debt Securities -- Moody's Rating
            Ba                                                      3.82%
            B1                                                      5.70%
            B2                                                     17.16%
            B3                                                     34.38%
            Caa                                                    12.42%
            Unrated                                                12.44%
        Preferred Stock                                             7.85%
        Other Equity Securities                                     0.60%
                                                                  ------
            Total                                                 100.00%

    The chart above indicates the weighted average composition of the securities held by the Fund for the fiscal year ended September 30, 1999, with the debt securities rated by Moody's separated into the indicated categories. The weighted average indicated above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the Fund will be in the current and subsequent fiscal years.

    For a description of Moody's ratings of fixed-income securities, see Appendix B to this SAI.

                                  APPENDIX B
                            CORPORATE BOND RATINGS

                DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING CATEGORIES:

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                 DESCRIPTION OF S&P'S CORPORATE DEBT RATINGS:
INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

SECURITIES IN WHICH THE PORTFOLIO MAY INVEST WILL INCLUDE THOSE IN THE FOLLOWING CATEGORIES:

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for bonds in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates that no public rating has been requested, because there is insufficient information on which to base a rating, or because Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTES: Debt which is unrated exposes the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative obligations. The Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such debt.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                           PART C - OTHER INFORMATION

ITEM 23.    EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust dated December 14, 1995, filed as Exhibit (1) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Establishment and Designation of a Series and Classes of Shares of Beneficial Interest, Without Par Value dated June 21, 1999 filed as Exhibit (a)(2) to Post-Effective Amendment No. 46 and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 41 and incorporated herein by reference.

     (2) Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 41 and incorporated herein by reference.

  (c)       Reference is  made to Item 23(a) and 23(b) above.

  (d) Investment Advisory Agreement dated November 1, 1990 filed as Exhibit (5) to Post-Effective Amendment No. 41 and incorporated herein by reference.

  (e)(1) Distribution Agreement between Eaton Vance Income Fund of Boston and Eaton Vance Distributors, Inc. dated November 1, 1996 filed as Exhibit (6)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f)       Not applicable

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated December 17, 1990 filed as Exhibit (8)(a) to Post-Effective Amendment No. 41 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated November 20, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 41 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) and
            incorporated herein by reference.

  (h)       Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 46 and incorporated herein by reference.

     (2)    Consent of Internal Counsel filed herewith.

  (j)       Consent of Independent Accountants filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 9, 1993 filed as Exhibit (15) to Post-Effective Amendment No. 41 and incorporated herein by reference.

     (2)    Amendment to Service Plan dated November 1, 1996 filed as Exhibit
            (15)(b) to Post-Effective Amendment No. 42 and incorporated herein by reference.

  (n)       Not applicable

  (o) Multiple Class Plan for Eaton Vance Funds filed as Exhibit (o) to Post-Effective Amendment No. 46 and incorporated herein by reference.

  (p) Power of Attorney dated November 17, 1997 filed as Exhibit (17) to Post-Effective Amendment No. 43 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund               Eaton Vance Municipals Trust II

                                      C-2

 Eaton Vance Growth Trust                                   Eaton Vance Mutual Funds Trust
 Eaton Vance Income Fund of Boston                          Eaton Vance Prime Rate Reserves
 Eaton Vance Institutional Senior Floating-Rate Fund        Eaton Vance Special Investment Trust
 Eaton Vance Investment Trust                               EV Classic Senior Floating-Rate Fund
 Eaton Vance Municipals Trust


     (b)

         (1)                             (2)                             (3)
  Name and Principal            Positions and Offices           Positions and Offices
  Business Address*           with Principal Underwriter           with Registrant
  -----------------           --------------------------           ---------------

  Albert F. Barbaro                 Vice President                      None
      Chris Berg                    Vice President                      None
   Kate B. Bradshaw                 Vice President                      None
     Mark Carlson                   Vice President                      None
  Daniel C. Cataldo                 Vice President                      None
     Raymond Cox                    Vice President                      None
    Peter Crowley                   Vice President                      None
   Anthony DeVille                  Vice President                      None
     Ellen Duffy                    Vice President                      None
    Alan R. Dynner                  Vice President                    Secretary
  Richard A. Finelli                Vice President                      None
     Kelly Flynn                    Vice President                      None
     James Foley                    Vice President                      None
  Michael A. Foster                 Vice President                      None
  William M. Gillen             Senior Vice President                   None
  Hugh S. Gilmartin                 Vice President                      None
   James B. Hawkes           Vice President and Director        President and Trustee
   Perry D. Hooker                  Vice President                      None
     Brian Jacobs               Senior Vice President                   None
     Kara Lawler                    Vice President                      None
    Thomas P. Luka                  Vice President                      None
     John Macejka                   Vice President                      None
    Stephen Marks                   Vice President                      None
    Geoff Marshall                  Vice President                      None
 Joseph T. McMenamin                Vice President                      None
  Morgan C. Mohrman             Senior Vice President                   None
  James A. Naughton                 Vice President                      None
    Joseph Nelson                   Vice President                      None
    Mark D. Nelson                  Vice President                      None
   Linda D. Newkirk                 Vice President                      None
  James L. O'Connor                 Vice President                    Treasurer
     Andrew Ogren                   Vice President                      None
     Thomas Otis                 Secretary and Clerk                    None
  George D. Owen, II                Vice President                      None
    Margaret Pier                   Vice President                      None
  Enrique M. Pineda                 Vice President                      None
 F. Anthony Robinson                Vice President                      None
    Frances Rogell                  Vice President                      None
    Jay S. Rosoff                   Vice President                      None
 Benjamin A. Rowland, Jr.   Vice President, Treasurer and Director      None
  Stephen M. Rudman                 Vice President                      None
    Kevin Schrader                  Vice President                      None
  Teresa A. Sheehan                 Vice President                      None
   William M. Steul          Vice President and Director                None
Cornelius J. Sullivan           Senior Vice President                   None
     Peter Sykes                    Vice President                      None
    David M. Thill                  Vice President                      None
   John M. Trotsky                  Vice President                      None
    Jerry Vainisi                   Vice President                      None
      Chris Volf                    Vice President                      None
    Debra Wekstein                  Vice President                      None
 Wharton P. Whitaker            President and Director                  None
      Sue Wilder                    Vice President                      None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 29, 1999.

                               EATON VANCE INCOME FUND OF BOSTON


                               By: /s/ James B. Hawkes
                                   -----------------------------
                                   James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on November 29, 1999.

      SIGNATURE                                               TITLE
      ---------                                               -----

/s/ James B. Hawkes                        President (Chief Executive Officer) and Trustee
--------------------
James B. Hawkes


/s/ James L. O'Connor                    Treasurer (Principal Financial and Accounting Officer)
-------------------
James L. O'Connor


Donald R. Dwight*
-----------------                                           Trustee
Donald R. Dwight


Robert Gluck*
-------------                                               Trustee
Robert Gluck


Samuel L. Hayes, III*
---------------------                                       Trustee
Samuel L. Hayes, III


Norton H. Reamer*
-----------------                                           Trustee
Norton H. Reamer


John L. Thorndike*
------------------                                          Trustee
John L. Thorndike


*By:  /s/  Alan R. Dynner
     -----------------------------------
           Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)       Consent of Internal Counsel dated November 26, 1999

  (j)          Consent of Independent Accountants